UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.  Reports to Stockholders.

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Investment Quality Bond VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable
Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Supplemental Information
Trustee and Officer Information	26
Proxy Voting and Form N-Q Information	29
Expense Examples	29
Portfolio Holdings	31

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.9%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 10/18/20 @ 100	$3,560,000	$3,565,382
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20 (a) (b)	4,000,000	4,010,600
CarMax Auto Owner Trust , Series 15-3, Class B, 2.28%, 4/15/21, Callable 10/15/19 @ 100	3,225,000	3,238,525
Dominos Pizza Master Issuer LLC , Series 2012-1A, Class A2, 5.22%, 1/25/42 (a) (b)	3,929,975	3,931,861
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/21 @ 100	2,685,000	2,683,722
Drive Auto Receivables Trust , Series 17-BA, Class B, 2.20%, 5/15/20, Callable 8/15/21 @ 100 (b)	2,640,000	2,641,072
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 4/15/22 @ 100 (b)	3,180,000	3,181,211
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100 (b)	4,337,349	4,348,237
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 1.48%, 4/25/35, Callable 11/25/20 @ 100 (c)	911,784	886,133
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 8/15/21 @ 100	4,123,000	4,122,577
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 1/15/20 @ 100 (a)	7,365,000	7,374,185
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	4,165,000	4,159,062
Total Asset Backed Securities (Cost $44,115,970)		44,142,567
Collateralized Mortgage Obligations (2.7%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.47%, 2/10/51 (a) (c)	989,834	998,034
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (b)	4,500,000	4,837,623
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45 (b) (c)	3,250,000	3,603,686
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (a) (c)	116,419	116,419
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (a)	6,000,000	6,091,045
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49 (a)	668,007	669,952
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,506,221
Total Collateralized Mortgage Obligations (Cost $20,716,034)		19,822,980

See notes to financial statements.

3

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (1.8%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 7/25/17 @ 100 (c)	$191,277	$192,394
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.28%, 10/25/33, Callable 7/25/17 @ 100 (a) (c)	1,770,079	1,774,339
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/17 @ 100	184,768	187,076
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 2.34%, 10/25/32, Callable 7/25/17 @ 100 (c)	1,333,854	1,316,945
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 7/25/17 @ 100	562,152	562,443
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/35 @ 100 (b) (c)	2,183,481	2,224,081
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.32%, 6/25/35, Callable 10/25/18 @ 100 (c)	2,214,306	2,253,329
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 1/25/19 @ 100 (a)	266,960	270,315
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 3A1, 3.19%, 11/21/34, Callable 12/21/18 @ 100 (c)	1,378,847	1,413,483
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/17 @ 100	69,791	70,379
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/17 @ 100 (a)	205,403	206,366
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/17 @ 100 (a) (c)	5,506	5,582
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 7/25/17 @ 100	600,708	607,444
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/17 @ 100	98,128	99,584
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.04%, 11/25/34, Callable 7/25/17 @ 100 (c)	1,865,337	1,880,257
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 7/25/17 @ 100	562,514	572,161
Total Residential Mortgage Backed Securities (Cost $13,582,774)		13,636,178
Corporate Bonds (45.8%)
Consumer Discretionary (4.5%):
21st Century Fox America, Inc., 6.15%, 2/15/41	3,000,000	3,786,491
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	1,870,000	1,914,413
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	2,765,000	2,433,756
BorgWarner, Inc., 4.63%, 9/15/20 (a)	1,500,000	1,603,887
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	2,110,000	2,152,151
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	2,035,000	2,308,612
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	1,450,000	1,473,259
Dish DBS Corp., 5.00%, 3/15/23	1,480,000	1,517,000
Hasbro, Inc., 6.35%, 3/15/40	3,655,000	4,392,623
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	2,886,000	2,985,968
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	4,787,000	5,011,663

See notes to financial statements.

4

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	$2,475,000	$2,297,374
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (b)	1,633,000	1,679,949
		33,557,146
Consumer Staples (4.2%):
Church & Dwight Co., Inc., 2.88%, 10/1/22	1,865,000	1,882,921
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	5,760,000	5,722,566
Mead Johnson Nutrition Co. 4.90%, 11/1/19	4,890,000	5,189,238
3.00%, 11/15/20	3,000,000	3,077,301
4.60%, 6/1/44, Callable 12/1/43 @ 100	1,450,000	1,608,391
Reynolds American, Inc. 4.85%, 9/15/23	2,750,000	3,031,889
5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,174,481
The Kraft Heinz Co., 2.00%, 7/2/18	4,500,000	4,511,394
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	1,428,000	1,444,659
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (b)	2,455,000	2,550,131
		31,192,971
Energy (2.3%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	2,667,000	2,730,531
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	600,200	615,920
Marathon Petroleum Corp. 6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,484,032
5.85%, 12/15/45, Callable 6/15/45 @ 100	1,695,000	1,718,461
Petroleos Mexicanos, 5.75%, 3/1/18	1,251,000	1,280,209
Valero Energy Corp. 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,840,000	1,799,962
6.63%, 6/15/37	2,750,000	3,396,525
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	3,675,000	3,761,858
		16,787,498
Financials (14.5%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,386,351
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,744,006
Bank of America Corp. 2.00%, 1/11/18	3,000,000	3,004,590
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,455,260
4.18%, 11/25/27, Callable 11/25/26 @ 100	3,330,000	3,386,893
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,602,444
Capital One Financial Corp. 2.45%, 4/24/19, Callable 3/24/19 @ 100	1,095,000	1,100,856
4.20%, 10/29/25, Callable 9/29/25 @ 100	3,845,000	3,877,075
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,650,022
Citigroup, Inc. 4.50%, 1/14/22	4,700,000	5,053,948
4.13%, 7/25/28	1,250,000	1,268,905
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	2,200,000	2,349,842
Daimler Finance North America LLC, 1.63%, 5/18/18 (b) (c)	5,000,000	5,011,520

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
General Motors Financial Co., Inc. 2.63%, 7/10/17	$3,500,000	$3,500,350
3.25%, 5/15/18 (a)	3,500,000	3,541,017
HSBC Holdings PLC, 5.10%, 4/5/21	5,000,000	5,436,015
JPMorgan Chase & Co. 6.30%, 4/23/19	3,000,000	3,228,807
3.38%, 5/1/23	6,700,000	6,798,885
5.40%, 1/6/42	1,624,000	1,965,051
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,555,713
Morgan Stanley 5.95%, 12/28/17	4,000,000	4,081,620
3.75%, 2/25/23	3,000,000	3,119,439
3.13%, 7/27/26, MTN	2,750,000	2,673,679
PNC Financial Services Group, Inc. 1.80%, 11/5/18, Callable 10/6/18 @ 100	5,000,000	5,007,060
2.15%, 4/29/21, Callable 3/30/21 @ 100	4,500,000	4,472,384
Regions Bank, 7.50%, 5/15/18 (a)	4,000,000	4,187,488
Skandinaviska Enskilda Banken AB, 1.75%, 3/19/18 (b)	5,250,000	5,251,890
SVB Financial Group, 3.50%, 1/29/25	961,000	943,250
The Goldman Sachs Group, Inc. 2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,478,914
5.75%, 1/24/22	2,750,000	3,096,154
Wells Fargo & Co., 4.90%, 11/17/45	1,850,000	2,017,199
		109,246,627
Health Care (3.9%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	2,755,000	2,659,727
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,874,547
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	4,595,000	4,851,350
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	650,000	698,398
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56	2,249,000	2,282,735
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	2,641,000	2,753,525
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	1,375,000	1,398,610
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17	1,500,000	1,502,400
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100	6,150,000	6,634,639
HCA Holdings, Inc., 6.25%, 2/15/21	2,220,000	2,425,351
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	2,080,000	2,167,684
		29,248,966
Industrials (3.9%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19	2,900,000	2,978,680
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	753,058
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	1,085,000	1,111,063
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	2,080,000	2,082,598
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	3,165,000	3,291,404
Kansas City Southern 3.00%, 5/15/23, Callable 2/15/23 @ 100	2,795,000	2,804,380
4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,570,291
Lockheed Martin Corp., 1.85%, 11/23/18	5,000,000	5,008,299
Northrop Grumman Corp., 7.75%, 6/1/29	500,000	669,299
Owens Corning, 4.20%, 12/15/22, Callable 9/15/22 @ 100	2,400,000	2,532,190

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	$2,603,000	$2,543,043
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (b)	4,090,000	4,032,678
		29,376,983
Information Technology (2.1%):
Activision Blizzard, Inc. 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)	3,841,000	4,144,823
3.40%, 9/15/26, Callable 6/15/26 @ 100	1,835,000	1,838,039
4.50%, 6/15/47, Callable 12/15/46 @ 100	1,080,000	1,074,565
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	813,000	844,487
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (b)	2,404,000	2,476,120
Juniper Networks, Inc., 5.95%, 3/15/41	1,345,000	1,506,146
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	3,660,000	3,629,000
		15,513,180
Materials (2.8%):
Anglo American Capital PLC, 2.63%, 9/27/17 (b)	4,000,000	4,004,000
Ecolab, Inc., 2.00%, 1/14/19	1,160,000	1,165,053
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	1,800,000	1,881,794
Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	1,655,000	1,748,734
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	1,335,000	1,566,472
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	4,275,000	4,515,764
Rock-Tenn Co., 4.90%, 3/1/22	3,200,000	3,487,437
Vale Overseas Ltd., 6.25%, 8/10/26	2,340,000	2,524,275
		20,893,529
Real Estate (2.8%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	1,590,000	1,540,349
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (b)	5,800,000	6,235,533
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,835,000	2,693,885
DDR Corp., 4.75%, 4/15/18	2,000,000	2,039,142
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	2,145,000	2,143,239
SBA Tower Trust 2.24%, 4/15/43, Callable 8/7/17 @ 100 (b)	1,050,000	1,049,495
3.16%, 10/15/45, Callable 10/15/19 @ 100 (b)	3,000,000	3,058,620
Welltower, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	1,861,000	1,986,082
		20,746,345
Telecommunication Services (1.9%):
AT&T, Inc. 2.30%, 3/11/19	9,000,000	9,053,379
6.30%, 1/15/38	2,200,000	2,586,375
Verizon Communications, Inc., 5.25%, 3/16/37	2,395,000	2,574,603
		14,214,357
Utilities (2.9%):
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,470,584
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	3,527,000	3,661,168

See notes to financial statements.

7

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Iberdrola International BV 6.75%, 9/15/33	$373,000	$451,728
6.75%, 7/15/36	783,000	1,019,112
Nevada Power Co., 6.65%, 4/1/36	600,000	809,131
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,793,226
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,316,573
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	2,675,000	2,785,357
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	2,355,000	2,443,258
Southern Power Co., 1.85%, 12/1/17	5,000,000	5,004,390
		21,754,527
Total Corporate Bonds (Cost $339,524,571)		342,532,129
Government National Mortgage Association (0.0%) (d)
Government National Mortgage Association 6.00%, 12/15/33	42,860	49,213
Total Government National Mortgage Association (Cost $44,024)		49,213
U.S. Government Mortgage Backed Agencies (24.9%)
Federal Home Loan Mortgage Corp. 5.00%, 6/15/23 – 7/1/39 (a)	2,574,805	2,816,708
5.50%, 9/15/35	336,925	338,492
7.00%, 9/1/38 (a)	93,442	108,244
4.00%, 1/1/41	2,348,064	2,478,917
4.50%, 1/1/41 – 7/1/44	20,742,929	22,317,409
		28,059,770
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M23.42%, 2/25/24	4,451,729	4,576,474
Federal National Mortgage Assoc. 5.00%, 4/1/23 – 12/1/39	2,042,518	2,232,977
8.00%, 1/1/30 – 3/1/30	9,267	11,031
5.50%, 2/1/38 – 2/1/39	1,201,111	1,334,078
4.00%, 9/1/40 – 3/1/46	15,213,771	16,015,290
		19,593,376
Federal National Mortgage Association 6.00%, 8/1/21 – 2/1/37 (a)	3,586,170	4,053,501
7.50%, 12/1/29	60,205	70,165
8.00%, 6/1/30 – 9/1/30	25,348	29,136
7.00%, 2/1/32 – 6/1/32	52,716	61,378
3.26%, 12/1/36	171,468	178,778
5.50%, 1/1/38	86,672	95,931
4.50%, 12/1/38 – 2/1/47	4,740,493	5,110,155
4.00%, 11/1/43 – 3/1/46	24,157,635	25,566,693
3.50%, 2/1/46 – 8/1/46	52,817,246	54,280,235
2.94%, 8/1/46 (a)	156,586	157,328
3.00%, 8/1/46 – 2/1/47	43,893,680	43,917,432
		133,520,732

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Assoc. 6.00%, 10/15/32	$127,822	$150,698
Total U.S. Government Mortgage Backed Agencies (Cost $188,448,212)		185,901,050
U.S. Treasury Obligations (13.6%)
U.S. Treasury Bills 0.81%, 8/10/17 (e)	22,000,000	21,979,759
1.03%, 11/9/17 (e)	22,000,000	21,917,192
U.S. Treasury Bonds 5.38%, 2/15/31	1,331,000	1,788,843
2.88%, 5/15/43	15,446,000	15,595,641
3.63%, 2/15/44	11,556,000	13,316,037
3.00%, 11/15/45	7,481,000	7,705,138
U.S. Treasury Notes 1.13%, 8/31/21	8,026,000	7,815,631
1.75%, 5/31/22	9,599,000	9,542,759
2.00%, 8/15/25	1,991,000	1,957,169
Total U.S. Treasury Obligations (Cost $101,054,865)		101,618,169
Total Investments (Cost $707,486,450) — 94.7%		707,702,286
Other assets in excess of liabilities — 5.3%		39,950,346
NET ASSETS — 100.00%		$747,652,632

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $76,908,990 and amounted to 10.3% of net assets.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(d)  Amount represents less than 0.05% of net assets.

(e)  Rate represents the effective yield at purchase.

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10-Year US Treasury Note Future	483	9/20/17	$60,631,594	$(191,147)
2-Year U.S. Treasury Note Future	275	9/29/17	59,430,078	(90,032)
30-Year US Treasury Bond Future	14	9/20/17	2,151,625	14,875
5-Year U.S. Treasury Note Future	142	9/29/17	16,732,703	(30,353)
				$(296,657)

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Investment Quality Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

As of June 30, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at June 30, 2017 (b)	Notional Amount (c)	Fixed Deal Receive Rate	Value	Premiums Paid/ (Received)	Unrealized Depreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	3.38%	$50,000,000	5.00%	$3,456,929	$3,809,500	$(352,571)
CDX North America Investment Grade 5 Year; Series 28	Goldman Sachs	6/20/22	0.60	8,000,000	1.00	148,732	156,389	(7,657)
						$3,605,661	$3,965,889	$(360,228)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and CDX North America Investment Grade 5 Year.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
ASSETS:
Investments, at value (Cost $707,486,450)	$707,702,286
Cash and cash equivalents	26,611,384
Deposits with brokers for futures contracts	2,802,769
Deposits with brokers for swap agreements	6,364,615
Interest and dividends receivable	4,541,561
Receivable for capital shares issued	117,757
Variation margin receivable on open swap agreements	112,904
Receivable from Adviser	51,804
Prepaid expenses	24,043
Total Assets	748,329,123
LIABILITIES:
Payable for capital shares redeemed	135,019
Variation margin payable on open futures contracts	182,531
Accrued expenses and other payables:
Investment advisory fees	310,471
Administration fees	37,793
Custodian fees	8,476
Other accrued expenses	2,201
Total Liabilities	676,491
NET ASSETS:
Capital	736,477,178
Accumulated net investment income	8,253,163
Accumulated net realized gains from investments	3,363,340
Net unrealized depreciation on investments	(441,049)
Net Assets	$747,652,632
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	61,287,459
Net asset value:	$12.20

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory INCORE Investment Quality Bond VIP Series
Investment Income:
Interest income	$10,973,872
Securities lending income	1,618
Total Income	10,975,490
Expenses:
Investment advisory fees	1,847,010
Administration fees	224,899
Custodian fees	21,804
Transfer agent fees	602
Trustees' fees	24,630
Chief Compliance Officer fees	2,178
Legal and audit fees	38,493
Interest expense on line of credit	738
Printing fees	21,402
Other expenses	9,781
Total Expenses	2,191,537
Expenses waived/reimbursed by Adviser	(122,388)
Net Expenses	2,069,149
Net Investment Income	8,906,341
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from securities transactions	164,021
Net realized gains from futures transactions	1,138,265
Net realized gains from swap transactions	3,101,795
Net change in unrealized appreciation/depreciation on investments	8,390,323
Net change in unrealized appreciation/depreciation on futures transactions	(242,954)
Net change in unrealized appreciation/depreciation on swap transactions	(1,767,163)
Net realized/unrealized gains on investments	10,784,287
Change in net assets resulting from operations	$19,690,628

See notes to financial statements.

12

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$8,906,341	$16,040,228
Net realized gains from investment transactions	4,404,081	13,536,365
Net change in unrealized appreciation/depreciation on investments	6,380,206	(3,545,666)
Change in net assets resulting from operations	19,690,628	26,030,927
Distributions to Shareholders:
From net investment income	—	(17,439,784)
From net realized gains	—	(12,726,901)
Change in net assets resulting from distributions to shareholders	—	(30,166,685)
Change in net assets resulting from capital transactions	11,669,857	(35,323,398)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	55,751
Change in net assets	31,360,485	(39,403,405)
Net Assets:
Beginning of period	716,292,147	755,695,552
End of period	$747,652,632	$716,292,147
Accumulated net investment income	$8,253,163	$(653,178)
Capital Transactions:
Proceeds from shares issued	$59,007,292	$56,571,898
Distributions reinvested	—	30,166,685
Cost of shares redeemed	(47,337,435)	(122,061,981)
Change in net assets resulting from capital transactions	$11,669,857	$(35,323,398)
Share Transactions:
Issued	4,935,103	4,534,026
Reinvested	—	2,547,862
Redeemed	(3,923,304)	(9,896,923)
Change in Shares	1,011,799	(2,815,035)

See notes to financial statements.

13

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$11.88	$11.98		$12.38	$12.18	$12.78	$12.57
Investment Activities:
Net investment income (loss)	0.14 (a)	0.27	(a)	0.31 (a)	0.38	0.34	0.38
Net realized and unrealized gains(losses) on investments	0.18	0.15		(0.27)	0.30	(0.54)	0.42
Total from Investment Activities	0.32	0.42		0.04	0.68	(0.20)	0.80
Distributions:
Net investment income	—	(0.30)		(0.32)	(0.38)	(0.34)	(0.38)
Net realized gains from investments	—	(0.22)		(0.12)	(0.10)	(0.06)	(0.21)
Total Distributions	—	(0.52)		(0.44)	(0.48)	(0.40)	(0.59)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$12.20	$11.88		$11.98	$12.38	$12.18	$12.78
Total Return (c) (d)	2.69%	3.53	%(e)	0.33%	5.55%	(1.63)%	6.37%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$747,653	$716,292		$755,696	$802,377	$794,727	$760,801
Ratio of net expenses to average net assets (f)	0.56%	0.55%		0.56%	0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets (f)	2.41%	2.17%		2.47%	2.93%	2.72%	2.97%
Ratio of gross expenses to average net assets (f) (g)	0.59%	0.55%		0.56%	0.56%	0.56%	0.56%
Portfolio turnover (d)	29%	142%		41%	47%	199%	135%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

14

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Investment Quality Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Asset Backed Securities	$—	$—	$44,142,567	$—	$—	$—	$44,142,567	$—
Collateralized Mortgage Obligations	—	—	19,822,980	—	—	—	19,822,980	—
Residential Mortgage Backed Securities	—	—	13,636,178	—	—	—	13,636,178	—
Corporate Bonds	—	—	342,532,129	—	—	—	342,532,129	—
Government National Mortgage Association	—	—	49,213	—	—	—	49,213	—
U.S. Government Mortgage Backed Agencies	—	—	185,901,050	—	—	—	185,901,050	—
U.S. Treasury Obligations	—	—	101,618,169	—	—	—	101,618,169	—

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Futures Contracts	$—	$(296,657)	$—	$—	$—	$—	$—	$(296,657)
Credit Default Swaps	—	—	—	(360,228)	—	—	—	(360,228)
Total	$—	$(296,657)	$707,702,286	$(360,228)	$—	$—	$707,702,286	$(656,885)

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of June 30, 2017, the Fund had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2017, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The six months ended June 30, 2017, the Fund had no securities on loan.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, for the six months ended June 30, 2017.

Assets		Liabilities
Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*
$—	$—	$(296,657)	$(360,228)

*Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2017.

Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Net Realized Gains (Losses) on Futures Contracts	Net Realized Gain (Losses) on Swap Contracts	Change in Net Unrealized Appreciation/ Depreciation on Future Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Contracts
$1,138,265	$3,101,795	$(242,954)	$(1,767,163)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$170,677,378	$187,116,34	$66,693,966	$34,345,173

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.56%.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020
$122,388

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Fund are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Fund to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$27,037,310	$3,129,375	$—	$30,166,685

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$753,758	$—	$(745,627)	$(8,523,305)	$(8,515,174)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$708,389,754	$8,340,831	$(9,028,299)	$(687,468)

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

25

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

26

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,026.90	$2.81	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,022.02	$2.81	0.56%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

30

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

31

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IIQBVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory High Yield VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information
Trustee and Officer Information	19
Proxy Voting and Form N-Q Information	22
Expense Examples	22
Portfolio Holdings	24

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (3.1%)
Consumer Discretionary (1.6%):
Av Homes, Inc. (a)	12,000	$240,600
Gray Television, Inc. (a)	13,000	178,100
Hanesbrands, Inc.	8,900	206,124
		624,824
Energy (1.5%):
Kinder Morgan, Inc.	8,500	162,860
Phillips 66	2,400	198,456
Sanchez Energy Corp. (a) (b)	26,000	186,680
		547,996
Total Common Stocks (Cost $1,197,344)		1,172,820
Senior Secured Loans (8.2%)
Bass Pro Group LLC, Term Loan B, 6.15%, 12/16/23 (c)	$500,000	485,250
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.50%, 10/11/20, Callable 8/6/17 @ 100 (c)	492,347	494,705
DigitalGlobe, Inc., 1st Lien Term Loan B, 3.74%, 1/15/24, Callable 8/6/17 @ 100 (c)	497,500	497,500
DTI Holdco, Inc., 2016 Term Loan B, 6.42%, 9/30/23, Callable 8/6/17 @ 101 (c)	595,500	580,613
PCI Pharma Services, 2nd Lien Term Loan, 9.90%, 6/24/24 (c)	400,000	394,000
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.04%, 2/5/23, Callable 8/6/17 @ 101 (c)	664,983	665,469
Total Senior Secured Loans (Cost $3,105,796)		3,117,537
Corporate Bonds (84.2%)
Consumer Discretionary (20.4%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (d)	500,000	527,655
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31 (d)	175,000	180,469
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	500,000	540,625
Century Communities, Inc., 5.88%, 7/15/25, Callable 7/15/20 @ 104.41 (d)	500,000	497,500
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 8/7/17 @ 102.31 (d)	500,000	515,000
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (d)	500,000	528,750
Dayco Products LLC, 6.18%, 5/19/24, Callable 8/6/17 @ 101 (c)	500,000	498,750
Guitar Center, Inc., 6.50%, 4/15/19, Callable 8/7/17 @ 101.63 (b) (d)	500,000	434,375
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 2/1/20 @ 105.91 (d)	500,000	542,500
Jo-Ann Stores LLC, 9.75%, 10/15/19, Callable 8/7/17 @ 100 (b) (d)	470,000	462,950
Party City Holdings, Inc., 2015 Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (d)	400,000	414,000
PetSmart, Inc., 4.22%, 3/10/22 (c)	500,000	464,445
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 8/7/17 @ 104.97	600,000	597,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94	600,000	628,500
William Lyon Homes, Inc., 5.88%, 1/31/25, Callable 1/31/20 @ 102.94	500,000	515,000
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	496,375
		7,843,894

See notes to financial statements.

3

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (10.4%):
BJ's Wholesale Club, Inc., 8.71%, 1/27/25, Callable 8/6/17 @ 102 (c)	$650,000	$627,861
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (d)	500,000	510,000
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (d)	500,000	527,500
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	500,000	520,000
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (d)	500,000	498,750
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (d)	500,000	531,250
Simmons Foods, Inc., 7.88%, 10/1/21, Callable 10/1/17 @ 105.91 (d)	357,000	379,313
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (d)	500,000	410,625
		4,005,299
Energy (17.6%):
Calumet Specialty Products Partners LP 6.50%, 4/15/21, Callable 8/7/17 @ 103.25	600,000	519,000
7.63%, 1/15/22, Callable 1/15/18 @ 103.81	750,000	656,250
Chesapeake Energy Corp. 8.69%, 8/23/21, Callable 8/23/18 @ 104.25 (c)	600,000	633,900
8.00%, 1/15/25, Callable 1/15/20 @ 106 (b) (d)	330,000	326,700
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69 (d)	750,000	761,249
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	500,000	417,500
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	531,700
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	750,000	491,250
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	480,000
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44 (b)	130,000	126,100
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	700,000	649,250
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06 (b)	454,000	363,200
Transocean, Inc., 6.80%, 3/15/38 (b)	800,000	584,000
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (b)	170,000	159,800
		6,699,899
Financials (1.4%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (d)	550,000	521,125
Health Care (8.9%):
Kindred Healthcare, Inc., 8.00%, 1/15/20	500,000	525,000
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/7/17 @ 103.31 (d)	500,000	477,500
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (d)	320,000	343,200
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (d)	400,000	433,500
Tenet Healthcare Corp., 8.13%, 4/1/22	600,000	636,750
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (d)	500,000	428,750
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (d)	500,000	575,000
		3,419,700
Industrials (16.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (d)	500,000	410,000
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 8/7/17 @ 103.5 (d)	500,000	465,000
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (d)	330,000	343,200

See notes to financial statements.

4

Victory Variable Insurance Funds Victory High Yield VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34 (d)	$330,000	$341,550
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (d)	500,000	580,000
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	485,000
Hertz Corp. (The), 7.63%, 6/1/22, Callable 6/1/19 @ 103.81 (b) (d)	330,000	329,208
KAR Auction Services, Inc., 5.13%, 6/1/25, Callable 6/1/20 @ 103.84 (d)	500,000	509,375
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	400,000	464,000
Navistar International Corp., 8.25%, 11/1/21, Callable 8/7/17 @ 101.38	500,000	505,000
TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	500,000	507,500
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/7/17 @ 102.44	500,000	496,875
Tutor Perini Corp., 6.88%, 5/1/25, Callable 5/1/20 @ 105.16 (b) (d)	600,000	631,500
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (d)	330,000	343,613
		6,411,821
Information Technology (1.4%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26	500,000	537,500
Telecommunication Services (6.5%):
Frontier Communications Corp., 4.91%, 6/1/24 (c)	500,000	492,455
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b) (d)	600,000	646,500
Sprint Corp., 7.13%, 6/15/24	700,000	778,750
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (d)	500,000	561,250
		2,478,955
Utilities (0.9%):
GenOn Escrow Corp., 9.50%, 10/15/18	600,000	357,000
Total Corporate Bonds (Cost $32,138,458)		32,275,193
Collateral for Securities Loaned (9.9%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (e)	3,193,023	3,193,023
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (e)	598,985	598,985
Total Collateral for Securities Loaned (Cost $3,792,008)		3,792,008
Total Investments (Cost $40,233,605) — 105.4%		40,357,558
Liabilities in excess of other assets — (5.4)%		(2,058,697)
NET ASSETS — 100.00%		$38,304,527

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $16,508,857 and amounted to 43.1% of net assets.

(e)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory High Yield VIP Series
ASSETS:
Investments, at value (Cost $40,233,605)	$40,357,558	(a)
Cash and cash equivalents	584,634
Interest and dividends receivable	641,122
Receivable for capital shares issued	12,484
Receivable for investments sold	887,887
Prepaid expenses	1,286
Total Assets	42,484,971
LIABILITIES:
Collateral for Securities Loaned	3,792,008
Payable for investments purchased	330,000
Payable for capital shares redeemed	5,926
Accrued expenses and other payables:
Investment advisory fees	18,986
Administration fees	1,887
Custodian fees	9,068
Other accrued expenses	22,569
Total Liabilities	4,180,444
NET ASSETS:
Capital	41,253,818
Accumulated net investment income	1,251,489
Accumulated net realized losses from investments	(4,324,733)
Net unrealized appreciation on investments	123,953
Net Assets	$38,304,527
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	5,495,184
Net asset value:	$6.97

(a)  Includes $3,625,495 of securities on loan.

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory High Yield VIP Series
Investment Income:
Dividend income	$6,562
Interest income	1,357,925
Securities lending income	12,094
Total Income	1,376,581
Expenses:
Investment advisory fees	116,607
Administration fees	11,808
Custodian fees	5,970
Transfer agent fees	573
Trustees' fees	1,296
Chief Compliance Officer fees	123
Legal and audit fees	13,699
Printing fees	5,342
Other expenses	4,287
Total Expenses	159,705
Net Investment Income	1,216,876
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	246,951
Net change in unrealized appreciation/depreciation on investments	506,049
Net realized/unrealized gains on investments	753,000
Change in net assets resulting from operations	$1,969,876

See notes to financial statements.

7

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory High Yield VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,216,876	$2,420,805
Net realized gains/losses from investment transactions	246,951	(1,277,252)
Net change in unrealized appreciation/depreciation on investments	506,049	4,300,523
Change in net assets resulting from operations	1,969,876	5,444,076
Distributions to Shareholders:
From net investment income	—	(2,443,397)
Change in net assets resulting from distributions to shareholders	—	(2,443,397)
Change in net assets resulting from capital transactions	(2,507,646)	(2,718,377)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	57,205
Change in net assets	(537,770)	339,507
Net Assets:
Beginning of period	38,842,297	38,502,790
End of period	$38,304,527	$38,842,297
Accumulated net investment income	$1,251,489	$34,613
Capital Transactions:
Proceeds from shares issued	$1,615,425	$1,743,529
Distributions reinvested	—	2,443,397
Cost of shares redeemed	(4,123,071)	(6,905,303)
Change in net assets resulting from capital transactions	$(2,507,646)	$(2,718,377)
Share Transactions:
Issued	236,176	267,140
Reinvested	—	369,093
Redeemed	(600,195)	(1,059,799)
Change in Shares	(364,019)	(423,566)
See notes to financial statements.

8

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Yield VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$6.63	$6.13		$6.90	$7.70	$7.71	$7.19
Investment Activities:
Net investment income (loss)	0.21 (a)	0.41	(a)	0.43 (a)	0.50	0.54	0.53
Net realized and unrealized gains(losses) on investments	0.13	0.53		(0.75)	(0.56)	(0.01)	0.52
Total from Investment Activities	0.34	0.94		(0.32)	(0.06)	0.53	1.05
Distributions:
Net investment income	—	(0.45)		(0.44)	(0.53)	(0.54)	(0.53)
Net realized gains from investments	—	—		—	(0.21)	—	—
Return of Capital	—	—		(0.01)	—	—	—
Total Distributions	—	(0.45)		(0.45)	(0.74)	(0.54)	(0.53)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.01		—	—	—	—
Net Asset Value, End of Period	$6.97	$6.63		$6.13	$6.90	$7.70	$7.71
Total Return (b) (c)	5.13%	15.44	%(d)	(4.58)%	(0.84)%	6.94%	14.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$38,305	$38,842		$38,503	$44,533	$62,379	$72,372
Ratio of net expenses to average net assets (e)	0.82%	0.87%		0.89%	0.82%	0.74%	0.76%
Ratio of net investment income (loss) to average net assets (e)	6.26%	6.31%		6.15%	5.68%	5.90%	6.56%
Ratio of gross expenses to average net assets (e) (f)	0.82%	0.87%		0.89%	0.82%	0.74%	0.76%
Portfolio turnover (c)	85%	159%		148%	212%	92%	91%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.15% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

9

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory High Yield VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund currently are offered only through certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid

10

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included on the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Investments in Securities	Investments in Securities	Other Financial Investments	Investments in Securities
Common Stocks	$1,172,820	$—	$—	$—	$1,172,820
Senior Secured Loans	—	3,117,537	—	—	3,117,537
Corporate Bonds	—	32,275,193	—	—	32,275,193
Collateral for Securities Loaned	3,792,008	—	—	—	3,792,008
Total	$4,964,828	$35,398,396	$—	$—	$40,357,558

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

The Fund may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$3,625,495	$3,625,495	$—	$166,513

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund.

Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$31,655,946	$31,769,588

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.60% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.89%.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019
$29

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Fund to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the tax year ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$2,443,397	$—	$—	$2,443,397

As of December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$34,613	$—	$(4,571,684)	$(382,096)	$(4,919,167)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended December 31, 2016, the Fund has short term and long term capital loss carryforwards of $1,961,136 and $2,610,548, respectively, that are not subject to expiration.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$40,239,226	$1,077,407	$(953,409)	$123,998

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

10.  Investment Company Modernization

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

18

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,051.30	$4.17	0.82%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,020.73	$4.11	0.82%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

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Portfolio Holdings:

(As a Percentage of Total Investments)

24

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-HYVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory INCORE Low Duration Bond VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Supplemental Information
Trustee and Officer Information	27
Proxy Voting and Form N-Q Information	30
Expense Examples	30
Portfolio Holdings	32

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.1%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 5/15/18 @ 100	$1,000,000	$1,004,599
Ally Master Owner Trust , Series 12-5, Class A, 1.54%, 9/15/19	2,000,000	2,000,392
Ally Master Owner Trust , Series 12-4, Class A, 1.72%, 7/15/19	1,678,000	1,678,004
American Express Credit Account Master Trust , Series 13-1, Class A, 1.58%, 2/16/21 (a) (b)	1,800,000	1,806,609
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.66%, 12/15/21 (a)	2,100,000	2,105,066
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 8/8/19 @ 100	1,675,000	1,698,501
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 10/18/20 @ 100	1,385,000	1,387,094
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 7/8/20 @ 100	1,635,000	1,623,667
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20 (b) (c)	1,250,000	1,253,313
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19 (b) (c)	2,700,000	2,698,718
CarMax Auto Owner Trust , Series 15-2, Class A3, 1.37%, 3/16/20, Callable 6/15/19 @ 100	1,561,341	1,560,032
Chase Issuance Trust , Series 15-A7, Class A7, 1.62%, 7/15/20	2,000,000	2,001,957
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 12/15/20 @ 100 (c)	1,700,000	1,689,915
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 12/15/18 @ 100 (b)	1,000,000	1,000,375
Dominos Pizza Master Issuer LLC , Series 2012-1A, Class A2, 5.22%, 1/25/42 (b) (c)	722,422	722,769
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 2/15/20 @ 100 (c)	885,000	891,428
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/21 @ 100	1,035,000	1,034,508
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 4/15/22 @ 100 (c)	1,235,000	1,235,470
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 10/15/19 @ 100 (c)	154,520	154,514
GM Financing Automobile Leasing Trust , Series 16-3, Class B, 1.97%, 5/20/20, Callable 6/20/19 @ 100	2,000,000	1,986,582
Golden Credit Card Trust , Series 15-3A, Class A, 1.58%, 7/15/19 (a) (c)	2,400,000	2,400,227
Kubota Credit Owner Trust , Series 14-1A, Class A3, 1.16%, 5/15/18, Callable 1/15/18 @ 100 (b) (c)	80,944	80,936
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 6/15/18 @ 100	1,100,000	1,100,157
Nissan Auto Receivables Owner Trust , Series 15-B, Class A3, 1.34%, 3/16/20, Callable 10/15/19 @ 100	2,000,000	1,997,246
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 8/15/21 @ 100	1,600,000	1,599,836
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 1/15/20 @ 100 (b)	2,770,000	2,773,453

See notes to financial statements.

3

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	$1,150,000	$1,154,904
Toyota Auto Receivables Owner Trust , Series 16-A, Class A3, 1.25%, 3/16/20, Callable 9/15/19 @ 100	1,600,000	1,595,902
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	1,610,000	1,607,704
Total Asset Backed Securities (Cost $43,910,126)		43,843,878
Collateralized Mortgage Obligations (4.2%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.47%, 2/10/51 (a) (b)	1,154,806	1,164,373
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47	2,200,000	2,230,896
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 5/15/20 @ 100 (c)	2,500,000	2,502,320
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,876,773	1,903,193
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	569,990	577,855
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46	1,507,867	1,529,520
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45 (a) (b)	29,994	29,993
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48 (b)	96,461	96,408
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46 (b)	1,500,000	1,522,761
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49 (b)	372,772	373,857
Wells Fargo Commercial Mortgage Trust , Series 2012-LC5, Class A2, 1.84%, 10/15/45	193,832	193,738
Total Collateralized Mortgage Obligations (Cost $12,409,387)		12,124,914
Residential Mortgage Backed Securities (5.1%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 7/25/17 @ 100 (a)	17,539	17,642
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.47%, 11/25/33, Callable 7/25/17 @ 100 (a) (b)	372,686	373,625
Bear Stearns Alt-A Trust , Series 04-6, Class 1A, 1.66%, 7/25/34, Callable 7/25/17 @ 100 (a) (b)	296,694	293,286
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.28%, 10/25/33, Callable 7/25/17 @ 100 (a) (b)	750,129	751,934
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.62%, 2/25/37, Callable 12/25/26 @ 100 (a) (b)	118,581	119,605
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/17 @ 100	11,031	11,169
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.33%, 11/25/34, Callable 7/25/17 @ 100 (a) (b)	650,612	660,179
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 1/25/18 @ 100	39,051	39,320

See notes to financial statements.

4

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  (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 7/25/17 @ 100 (b)	$2,986	$3,001
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18 (b)	9,618	9,614
GSR Mortgage Loan Trust , Series 05-AR6, Class 1A1, 3.21%, 9/25/35, Callable 9/25/17 @ 100 (a) (b)	414,645	424,441
JP Morgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 10/25/38 @ 100 (a) (c)	1,189,141	1,215,121
JP Morgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 8/25/26 @ 100 (a) (c)	2,769,620	2,793,983
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100 (a) (c)	1,731,467	1,764,743
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 7/25/35 @ 100 (a) (c)	873,393	889,632
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/17 @ 100 (b)	7,985	8,155
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 1/25/19 @ 100 (b)	17,529	17,749
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.14%, 11/25/33, Callable 1/25/20 @ 100 (a) (b)	161,365	164,942
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.47%, 2/25/35, Callable 7/25/17 @ 100 (a) (b)	153,757	156,506
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 2A1, 3.08%, 4/21/34, Callable 12/21/18 @ 100 (a) (b)	224,925	231,221
Merrill Lynch Mortgage Investors Trust , Series 05-A2, Class A2, 2.98%, 2/25/35, Callable 1/25/18 @ 100 (a) (b)	565,000	574,921
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.30%, 11/25/35, Callable 3/25/18 @ 100 (a) (b)	248,380	249,608
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100 (b)	7,197	7,213
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 7/25/17 @ 100 (b)	30,611	30,667
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 7/25/17 @ 100 (a)	20,695	20,031
Residential Asset Securities Corp. , Series 05-KS1, Class M1, 1.89%, 2/25/35, Callable 7/25/17 @ 100 (a)	1,033,529	1,018,313
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/17 @ 100 (b)	11,654	11,709
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.44%, 6/25/34, Callable 7/25/17 @ 100 (a) (b)	334,779	334,418
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/17 @ 100 (a) (b)	978	992
Structured Asset Securities Corp. , Series 03-34A, Class 3A2, 3.35%, 11/25/33, Callable 10/25/17 @ 100 (a) (b)	519,610	516,428
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 7/25/17 @ 100 (b)	112,308	113,492
Thornburg Mortgage Securities Trust , Series 04-3, Class A, 1.96%, 9/25/44, Callable 7/25/17 @ 100 (a) (b)	552,665	509,770
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR16, Class 3A2, 3.21%, 3/25/35, Callable 7/25/17 @ 100 (a) (b)	466,977	470,129

See notes to financial statements.

5

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.89%, 12/25/33, Callable 7/25/17 @ 100 (a) (b)	$95,682	$95,686
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.16%, 6/25/35, Callable 7/25/17 @ 100 (a) (b)	218,392	219,702
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.16%, 6/25/35, Callable 7/25/17 @ 100 (a) (b)	254,853	256,948
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.04%, 8/25/34, Callable 7/25/17 @ 100 (a) (b)	235,012	240,474
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.01%, 8/25/34, Callable 7/25/17 @ 100 (a) (b)	138,893	141,734
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.00%, 12/25/34, Callable 7/25/17 @ 100 (a) (b)	110,693	112,230
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 2.95%, 10/25/33, Callable 7/25/17 @ 100 (a) (b)	37,692	38,068
Total Residential Mortgage Backed Securities (Cost $14,884,228)		14,908,401
Senior Secured Loans (2.9%)
Bass Pro Group LLC, Term Loan B , 11/16/23, Callable 8/6/17 @ 101 (a)	1,500,000	1,455,750
BRP, Inc., Term Loan B , 4.23%, 6/30/23, Callable 8/6/17 @ 100 (a)	972,257	976,710
DaVita, Inc., Term Loan B , 3.98%, 6/24/21, Callable 8/6/17 @ 100 (a)	1,169,131	1,170,592
Harbor Freight Tools USA, Inc., Term Loan , 4.48%, 8/16/23, Callable 8/6/17 @ 101 (a)	1,488,750	1,487,083
Inventiv, Inc., Term Loan B , 6/26/24 (a)	2,000,000	2,002,500
Kasima LLC, Term Loan B , 3.65%, 5/17/21, Callable 8/6/17 @ 100 (a)	1,091,176	1,093,904
Tribune Media Co., Term Loan B , 4.23%, 12/27/20, Callable 8/6/17 @ 100 (a)	103,518	103,713
Total Senior Secured Loans (Cost $8,317,098)		8,290,252
Corporate Bonds (49.0%)
Consumer Discretionary (2.2%):
Best Buy Co., Inc., 5.00%, 8/1/18	1,390,000	1,435,168
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	918,493
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (b)	500,000	503,106
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	1,334,000	1,380,208
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	640,000	661,600
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (b)	1,500,000	1,502,013
		6,400,588
Consumer Staples (2.8%):
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100	1,515,000	1,528,929
Molson Coors Brewing Co., 1.45%, 7/15/19	1,250,000	1,234,769
Reynolds American, Inc., 2.30%, 6/12/18 (b)	3,530,000	3,545,373
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17 (b)	1,950,000	1,951,217
		8,260,288
Energy (4.8%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	1,700,000	1,709,068
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	500,000	502,294

See notes to financial statements.

6

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
FMC Technologies, Inc., 2.00%, 10/1/17	$1,000,000	$999,558
Hess Corp., 8.13%, 2/15/19	1,900,000	2,062,473
Kinder Morgan, Inc., 2.00%, 12/1/17 (b)	1,700,000	1,700,918
LUKOIL International Finance BV, 6.13%, 11/9/20 (c)	935,000	1,017,748
Marathon Oil Corp., 5.90%, 3/15/18	1,150,000	1,179,457
Marathon Petroleum Corp., 2.70%, 12/14/18	1,758,000	1,771,410
Petroleos Mexicanos, 5.50%, 2/4/19	1,000,000	1,044,000
Western Gas Partners LP, 2.60%, 8/15/18, Callable 7/15/18 @ 100	1,475,000	1,479,078
		13,466,004
Financials (19.2%):
Assurant, Inc., 2.50%, 3/15/18 (b)	1,408,000	1,416,752
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,540,000	1,680,935
Bank of America Corp.
1.70%, 8/25/17 (b)	2,500,000	2,501,080
2.25%, 4/21/20, MTN	1,300,000	1,300,530
Barclays Bank PLC, 6.05%, 12/4/17 (b) (c)	700,000	712,013
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	710,000	713,797
2.50%, 5/12/20, Callable 4/12/20 @ 100	590,000	592,556
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (b)	2,000,000	1,996,322
Citigroup, Inc.
1.85%, 11/24/17 (b)	2,000,000	2,003,146
2.29%, 12/8/21, Callable 11/8/21 @ 100 (a)	1,500,000	1,514,247
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	2,250,000	2,251,955
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	3,500,000	3,541,017
HSBC Holdings PLC, 2.65%, 1/5/22 (a) (b)	1,500,000	1,543,009
HSBC USA, Inc., 1.63%, 1/16/18 (b)	500,000	500,168
JPMorgan Chase & Co., 2.38%, 10/24/23, Callable 10/24/22 @ 100 (a) (b)	1,500,000	1,522,548
KeyBank NA, 1.60%, 8/22/19	3,000,000	2,977,770
MetLife, Inc., 6.82%, 8/15/18 (b)	5,000,000	5,279,240
Morgan Stanley
2.45%, 2/1/19, MTN	1,000,000	1,006,679
2.65%, 1/27/20	1,355,000	1,369,288
2.55%, 10/24/23, Callable 10/24/22 @ 100 (a)	1,500,000	1,526,046
Regions Bank
7.50%, 5/15/18 (b)	500,000	523,436
2.25%, 9/14/18, Callable 8/14/18 @ 100	3,700,000	3,715,025
S&P Global, Inc., 2.50%, 8/15/18	895,000	901,244
Societe Generale SA, 2.75%, 10/12/17 (b)	500,000	501,635
Synovus Financial Corp., 7.88%, 2/15/19	2,135,000	2,316,048
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (b)	2,500,000	2,578,415
The Goldman Sachs Group, Inc.
6.15%, 4/1/18 (b)	3,000,000	3,096,270
2.35%, 11/15/21, Callable 11/15/20 @ 100 (a)	1,500,000	1,513,913
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (b)	1,250,000	1,252,009
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (c)	2,075,000	2,119,751
XLIT Ltd., 2.30%, 12/15/18 (b)	750,000	753,299
		55,220,143

See notes to financial statements.

7

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  (Unaudited)

Security Description	Principal Amount	Value
Health Care (6.5%):
Abbott Laboratories
2.00%, 9/15/18	$2,000,000	$2,003,912
2.35%, 11/22/19	1,575,000	1,586,841
AbbVie, Inc., 2.00%, 11/6/18 (b)	2,500,000	2,505,932
Biogen, Inc., 2.90%, 9/15/20	1,563,000	1,594,332
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (b)	1,490,900	1,601,911
Celgene Corp., 2.13%, 8/15/18	1,200,000	1,204,636
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,845,000	1,862,238
Express Scripts Holding, 2.25%, 6/15/19	1,180,000	1,183,911
Gilead Sciences, Inc., 1.85%, 9/4/18	2,000,000	2,004,714
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (b)	750,000	755,960
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (b)	850,000	850,000
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	1,645,000	1,677,900
		18,832,287
Industrials (2.4%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	656,000	710,610
Air Lease Corp., 2.13%, 1/15/18 (b)	1,500,000	1,502,658
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (b) (c)	1,500,000	1,496,417
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	1,150,000	1,216,303
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100	1,800,000	1,796,938
Pentair Finance SA, 1.88%, 9/15/17 (b)	500,000	500,196
		7,223,122
Information Technology (3.8%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	1,650,000	1,780,515
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	1,006,584
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (c)	1,250,000	1,279,220
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	834,000	836,083
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	2,930,000	2,979,587
KLA-Tencor Corp., 2.38%, 11/1/17 (b)	1,000,000	1,002,331
Total System Services, Inc., 2.38%, 6/1/18	2,500,000	2,510,370
		11,394,690
Materials (1.0%):
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	500,000	517,828
Teck Resources Ltd., 2.50%, 2/1/18 (b)	150,000	150,188
Vale Overseas Ltd., 5.63%, 9/15/19	2,080,000	2,194,400
		2,862,416
Real Estate (3.0%):
American Tower Corp., 4.50%, 1/15/18 (b)	2,690,000	2,726,847
American Tower Trust I, 1.55%, 3/15/43, Callable 8/7/17 @ 100 (b) (c)	1,000,000	997,966
Realty Income Corp., 5.38%, 9/15/17 (b)	560,000	563,972
SBA Tower Trust, 2.24%, 4/15/43, Callable 8/7/17 @ 100 (c)	1,450,000	1,449,302
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (b)	750,000	753,116
Welltower, Inc., 6.13%, 4/15/20	1,906,000	2,091,709
		8,582,912

See notes to financial statements.

8

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Principal Amount	Value
Telecommunication Services (0.6%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	$1,500,000	$1,507,702
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	325,000	339,219
		1,846,921
Utilities (2.7%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b) (c)	500,000	500,490
American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100 (b)	300,000	300,033
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (c)	1,855,000	1,964,586
SCANA Corp., 6.25%, 4/1/20, MTN (b)	3,525,000	3,816,525
Southern Power Co., 1.85%, 12/1/17	1,250,000	1,251,097
		7,832,731
Total Corporate Bonds (Cost $141,761,559)		141,922,102
U.S. Government Mortgage Backed Agencies (3.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 – 8/1/40 (b)	1,467,959	1,606,707
5.50%, 10/25/23 (b)	10,967	11,720
7.00%, 9/1/38 (b)	7,948	9,207
		1,627,634
Federal National Mortgage Assoc.
5.00%, 2/1/41 – 10/1/41 (b)	5,318,540	5,814,280
		5,814,280
Federal National Mortgage Association
6.00%, 2/1/37 (b)	1,341,867	1,519,274
2.94%, 8/1/46 (b)	11,754	11,809
		1,531,083
Total U.S. Government Mortgage Backed Agencies (Cost $9,132,473)		8,972,997
U.S. Treasury Obligations (13.8%)
U.S. Treasury Notes
1.25%, 11/15/18 (b)	1,475,000	1,473,156
1.13%, 1/31/19 (b)	22,522,000	22,440,178
1.63%, 8/31/19	13,000,000	13,059,410
1.50%, 5/31/20	2,935,000	2,930,644
Total U.S. Treasury Obligations (Cost $39,983,603)		39,903,388
Total Investments (Cost $270,398,474) — 93.2%		269,965,932
Other assets in excess of liabilities — 6.8%		19,632,336
NET ASSETS — 100.00%		$289,601,285

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2017.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

See notes to financial statements.

9

Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $35,288,997 and amounted to 11.9% of net assets.

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
2-Year U.S. Treasury Note Future	350	9/29/17	$75,638,281	$(114,586)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
5-Year U.S. Treasury Note Future	45	9/29/17	$5,302,617	$12,656
				$(101,930)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

As of June 30, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at June 30, 2017 (b)	Notional Amount (c)	Fixed Deal Receive Rate	Value	Premiums Paid/ (Received)	Unrealized Depreciation
CDX North America High Yield Index Series 28	Goldman Sachs	6/20/22	3.38%	$18,000,000	5.00%	$1,244,495	$1,371,420	$(126,925)
CDX North America Investment Grade 5 Year; Series 28	Goldman Sachs	6/20/22	0.60	14,000,000	1.00	260,282	273,681	(13,399)
						$1,504,777	$1,645,101	$(140,324)

See notes to financial statements.

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Victory Variable Insurance Funds Victory INCORE Low Duration Bond VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and CDX North America Investment Grade 5 Year.

See notes to financial statements.

11

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
ASSETS:
Investments, at value (Cost $270,398,474)	$269,965,932
Cash and cash equivalents	19,196,704
Deposits with brokers for futures contracts	730,814
Deposits with brokers for swap agreements	1,286,154
Interest receivable	1,631,739
Receivable for capital shares issued	35,012
Receivable for investments sold	391,795
Variation margin receivable on open futures contracts	7,735
Variation margin receivable on open swap agreements	46,657
Receivable from Adviser	13,909
Prepaid expenses	9,288
Total Assets	293,315,739
LIABILITIES:
Payable for investments purchased	3,487,500
Payable for capital shares redeemed	46,216
Variation margin payable on open futures contracts	32,813
Accrued expenses and other payables:
Investment advisory fees	107,615
Administration fees	14,286
Custodian fees	15,045
Other accrued expenses	10,979
Total Liabilities	3,714,454
NET ASSETS:
Capital	291,605,950
Accumulated net investment income	1,887,791
Accumulated net realized losses from investments	(3,217,660)
Net unrealized depreciation on investments	(674,796)
Net Assets	$289,601,285
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	28,103,436
Net asset value:	$10.30

See notes to financial statements.

12

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory INCORE Low Duration Bond VIP Series
Investment Income:
Interest income	$2,810,527
Securities lending income	22
Total Income	2,810,549
Expenses:
Investment advisory fees	638,091
Administration fees	86,230
Custodian fees	15,861
Transfer agent fees	581
Trustees' fees	9,310
Chief Compliance Officer fees	843
Legal and audit fees	24,623
Interest expense on line of credit	246
Other expenses	16,261
Total Expenses	792,046
Expenses waived/reimbursed by Adviser	(40,281)
Net Expenses	751,765
Net Investment Income	2,058,784
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from securities transactions	(299,459)
Net realized gains from futures transactions	270,873
Net realized gains from swap transactions	611,253
Net change in unrealized appreciation/depreciation on investments	640,525
Net change in unrealized appreciation/depreciation on futures transactions	(76,758)
Net change in unrealized appreciation/depreciation on swap transactions	(366,554)
Net realized/unrealized gains on investments	779,880
Change in net assets resulting from operations	$2,838,664

See notes to financial statements.

13

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
From Investment Activities:
Operations:
Net investment income	$2,058,784	$3,294,962
Net realized gains/losses from investment transactions	582,667	(1,018,785)
Net change in unrealized appreciation/depreciation on investments	197,213	3,169,071
Change in net assets resulting from operations	2,838,664	5,445,248
Distributions to Shareholders:
From net investment income	—	(3,625,366)
Change in net assets resulting from distributions to shareholders	—	(3,625,366)
Change in net assets resulting from capital transactions	13,611,533	(4,845,359)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	12,613
Change in net assets	16,450,197	(3,012,864)
Net Assets:
Beginning of period	273,151,088	276,163,952
End of period	$289,601,285	$273,151,088
Accumulated net investment income (loss)	$1,887,791	$(170,993)
Capital Transactions:
Proceeds from shares issued	26,232,002	37,037,545
Distributions reinvested	—	3,625,366
Cost of shares redeemed	(12,620,469)	(45,508,270)
Change in net assets resulting from capital transactions	13,611,533	(4,845,359)
Share Transactions:
Issued	2,560,491	3,604,748
Reinvested	—	355,777
Redeemed	(1,229,025)	(4,446,960)
Change in Shares	1,331,466	(486,435)

See notes to financial statements.

14

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$10.13		$10.22	$10.30	$10.45	$10.33
Investment Activities:
Net investment income (loss)	0.07 (a)	0.12	(a)	0.14 (a)	0.18	0.17	0.20
Net realized and unrealized gains(losses) on investments	0.03	0.09		(0.09)	(0.08)	(0.15)	0.12
Total from Investment Activities	0.10	0.21		0.05	0.10	0.02	0.32
Distributions:
Net investment income	—	(0.14)		(0.14)	(0.18)	(0.17)	(0.20)
Total Distributions	—	(0.14)		(0.14)	(0.18)	(0.17)	(0.20)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$10.30	$10.20		$10.13	$10.22	$10.30	$10.45
Total Return (c) (d)	0.98%	2.04	%(e)	0.47%	0.92%	0.24%	3.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$289,601	$273,151		$276,164	$265,514	$243,986	$209,164
Ratio of net expenses to average net assets (f)	0.53%	0.53%		0.53%	0.55%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (f)	1.45%	1.21%		1.33%	1.74%	1.75%	2.17%
Ratio of gross expenses to average net assets (f) (g)	0.56%	0.53%		0.53%	0.55%	0.55%	0.56%
Portfolio turnover (d)	38%	55%		38%	39%	60%	66%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

15

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory INCORE Low Duration Bond VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide a high level of current income consistent with preservation of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Asset Backed Securities	$—	$—	$43,843,878	$—	$—	$—	$43,843,878	$—
Collateralized Mortgage Obligations	—	—	12,124,914	—	—	—	12,124,914	—
Residential Mortgage Backed Securities	—	—	14,908,401	—	—	—	14,908,401	—
Senior Secured Loans	—	—	8,290,252	—	—	—	8,290,252	—
Corporate Bonds	—	—	141,922,102	—	—	—	141,922,102	—
U.S. Government Mortgage Backed Agencies	—	—	8,972,997	—	—	—	8,972,997	—
U.S. Treasury Obligations	—	—	39,903,388	—	—	—	39,903,388	—
Futures Contracts	—	(101,930)	—	—	—	—	—	(101,930)
Credit Default Swaps	—	—	—	(140,324)	—	—	—	(140,324)
Total	$—	$(101,930)	$269,968,949	$(140,324)	$—	$—	$269,965,932	$(242,254)

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If the Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statement of Assets and Liabilities. As of June 30, 2017, the Fund had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedule of Portfolio Investments.

Loans:

Floating rate loans in which the Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade securities.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive,

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Credit Derivatives:

The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund's Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of June 30, 2017, the Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The six months ended June 30, 2017, the Fund had no securities on loan.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, for the six months ended June 30, 2017.

Net Change in Unrealized
Assets		Liabilities
Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*	Variation Margin on Futures Contracts*	Variation Margin on Credit Default Swap Agreements*
$—	$—	$(101,930)	$(140,324)

*Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported on the Schedule of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2017.

21

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Realized Gain (Loss) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Net Realized Gains (Losses) on Futures Contracts	Net Realized Gain (Losses) on Swap Contracts	Change in Net Unrealized Appreciation/ Depreciation on Future Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Contracts
$270,873	$611,253	$(76,758)	$(366,544)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price.

22

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$109,821,782	$98,724,018	$64,085,212	$29,506,762

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.45% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense

23

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.53%.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020
$1,866	$40,281

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

24

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$3,625,366	$—	$—	$3,625,366

25

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$55,236	$—	$(3,825,500)	$(1,073,065)	$(4,843,329)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$270,410,071	$551,004	$(992,126)	$(441,122)

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

26

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

27

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

28

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.
29

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,009.80	$2.64	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

30

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,022.17	$2.66	0.53%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

31

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

32

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-ILDBVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory RS International VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information
Trustee and Officer Information	20
Proxy Voting and Form N-Q Information	23
Expense Examples	23
Portfolio Holdings	25

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.2%)
Australia (5.0%):
Financials (2.2%):
Westpac Banking Corp.	166,417	$3,895,451
Health Care (1.8%):
CSL Ltd.	30,886	3,277,059
Materials (0.5%):
BHP Billiton Ltd.	46,305	825,119
Real Estate (0.5%):
Scentre Group	290,074	901,631
		8,899,260
Belgium (1.0%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	6,454	712,739
Information Technology (0.6%):
Melexis NV	12,167	998,948
		1,711,687
China (1.0%):
Information Technology (1.0%):
Tencent Holdings Ltd.	48,000	1,722,053
Denmark (1.9%):
Consumer Staples (1.9%):
Royal Unibrew A/S	70,107	3,363,011
France (9.1%):
Consumer Discretionary (3.4%):
Cie Generale des Etablissements Michelin	18,938	2,520,196
LVMH Moet Hennessy Louis Vuitton SA	14,466	3,616,813
		6,137,009
Energy (1.4%):
Total SA	49,969	2,480,477
Financials (1.7%):
AXA SA	55,771	1,526,991
Societe Generale SA	27,706	1,493,863
		3,020,854
Information Technology (1.4%):
Cap Gemini SA	24,593	2,540,176
Materials (1.2%):
Arkema SA	20,033	2,139,070
		16,317,586

See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Germany (10.6%):
Consumer Discretionary (1.5%):
Daimler AG, Registered Shares	36,068	$2,615,611
Financials (1.9%):
Allianz SE	16,894	3,333,448
Health Care (2.4%):
Bayer AG	33,545	4,347,187
Industrials (2.5%):
Siemens AG	26,078	3,586,648
Washtec AG	11,943	918,128
		4,504,776
Information Technology (1.4%):
SAP SE	23,279	2,436,316
Real Estate (0.9%):
Vonovia SE	40,598	1,615,021
		18,852,359
Hong Kong (3.5%):
Financials (1.5%):
AIA Group Ltd.	209,000	1,529,168
BOC Hong Kong Holdings Ltd.	218,000	1,043,319
		2,572,487
Real Estate (1.3%):
Cheung Kong Property Holdings Ltd.	303,500	2,375,049
Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd. (b) (c)	1,358,500	1,249,064
		6,196,600
Ireland (1.2%):
Industrials (1.2%):
Experian PLC	100,316	2,058,378
Italy (4.4%):
Energy (0.4%):
ENI SpA	49,181	738,986
Financials (0.5%):
Banca Generali SpA	32,459	968,454
Health Care (1.7%):
Recordati SpA	73,699	2,988,243
Utilities (1.8%):
Enel SpA	591,958	3,174,536
		7,870,219

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Japan (22.7%):
Consumer Discretionary (3.2%):
Nitori Holdings Co. Ltd.	13,300	$1,780,619
Toyota Motor Corp.	74,600	3,921,760
		5,702,379
Consumer Staples (1.2%):
Matsumotokiyoshi Holdings Co. Ltd.	37,200	2,119,354
Financials (3.2%):
Mitsubishi UFJ Financial Group, Inc.	369,800	2,494,652
Mizuho Financial Group, Inc.	609,700	1,118,018
Tokio Marine Holdings, Inc.	50,600	2,105,912
		5,718,582
Health Care (3.0%):
Hoya Corp.	60,400	3,144,926
Shionogi & Co. Ltd.	38,000	2,119,083
		5,264,009
Industrials (4.5%):
Central Japan Railway Co.	6,300	1,029,033
Fuji Electric Co. Ltd.	310,000	1,639,891
Hitachi Construction Machinery Co. Ltd.	40,900	1,029,024
ITOCHU Corp.	165,300	2,461,468
Sanwa Holdings Corp.	183,600	1,939,242
		8,098,658
Information Technology (2.5%):
Fujitsu Ltd.	219,000	1,619,999
Murata Manufacturing Co. Ltd.	13,300	2,030,729
Oracle Corp. Japan	12,000	780,677
		4,431,405
Materials (1.3%):
DIC Corp.	63,400	2,291,042
Real Estate (0.8%):
Sumitomo Realty & Development	46,000	1,424,730
Telecommunication Services (2.4%):
Nippon Telegraph & Telephone Corp.	53,800	2,539,920
SoftBank Group Corp.	22,500	1,829,272
		4,369,192
Utilities (0.6%):
Chubu Electric Power Co., Inc.	79,200	1,053,394
		40,472,745
Netherlands (3.9%):
Financials (1.6%):
ING Groep NV	160,627	2,772,493
Industrials (1.4%):
Wolters Kluwer NV	60,541	2,560,113

See notes to financial statements.

5

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.9%):
Koninklijke KPN NV	512,985	$1,641,620
		6,974,226
Singapore (1.4%):
Financials (0.8%):
DBS Group Holdings Ltd.	94,700	1,425,671
Real Estate (0.6%):
Ascendas Real Estate Investment Trust	524,900	994,809
		2,420,480
Spain (2.5%):
Financials (1.3%):
Banco Santander SA	358,061	2,377,161
Telecommunication Services (1.2%):
Telefonica SA	208,511	2,158,135
		4,535,296
Sweden (2.8%):
Financials (1.0%):
Swedbank AB, A Shares	71,689	1,750,359
Industrials (1.8%):
Atlas Copco AB	96,315	3,330,488
		5,080,847
Switzerland (6.8%):
Consumer Staples (1.4%):
Nestle SA, Registered shares	28,289	2,468,073
Financials (1.3%):
UBS Group AG, Registered Shares	141,938	2,414,537
Health Care (4.1%):
Novartis AG	29,099	2,431,301
Roche Holding AG	18,918	4,835,344
		7,266,645
		12,149,255
United Kingdom (19.4%):
Consumer Discretionary (0.5%):
Next PLC	16,760	841,592
Consumer Staples (5.7%):
British American Tobacco PLC	51,311	3,495,816
Diageo PLC	81,768	2,415,930
Unilever PLC	78,277	4,235,379
		10,147,125

See notes to financial statements.

6

Victory Variable Insurance Funds Victory RS International VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.8%):
BP PLC	324,048	$1,870,106
Royal Dutch Shell PLC, Class A	119,358	3,170,584
		5,040,690
Financials (4.0%):
HSBC Holdings PLC	342,466	3,178,153
Lloyds Banking Group PLC	2,014,887	1,736,052
Prudential PLC	98,329	2,256,592
		7,170,797
Health Care (1.5%):
Smith & Nephew PLC	153,232	2,645,583
Industrials (1.4%):
RELX PLC	120,179	2,597,415
Materials (3.0%):
Croda International PLC	39,961	2,023,340
Rio Tinto PLC	77,592	3,285,537
		5,308,877
Utilities (0.5%):
National Grid PLC	72,390	896,777
		34,648,856
Total Common Stocks (Cost $150,007,038)		173,272,858
Preferred Stocks (1.3%)
Japan (1.3%):
Consumer Staples (1.3%):
Ito En Ltd.	119,300	2,293,620
Total Preferred Stocks (Cost $1,966,817)		2,293,620
Exchange-Traded Funds (0.4%)
United States (0.4%):
SPDR Gold Shares	6,852	808,673
Total Exchange-Traded Funds (Cost $829,022)		808,673
Total Investments (Cost $152,802,877) — 98.9%		176,375,151
Other assets in excess of liabilities — 1.1%		1,886,603
NET ASSETS — 100.00%		$178,261,754

(a)  All securities, except those traded on exchanges in the United States (including ADRs) were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2017, the fair value of these securities was $1,249,064 and amounted to 0.7% of net assets.

PLC — Public Liability Co.

See notes to financial statements.

7

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS International VIP Series
ASSETS:
Investments, at value (Cost $152,802,877)	$176,375,151	(a)
Foreign currency, at value (Cost 124,647)	124,593
Cash and cash equivalents	1,764,432
Interest and dividends receivable	335,819
Receivable for capital shares issued	5,397
Receivable for investments sold	341,109
Reclaims receivable	431,676
Receivable from Adviser	3,124
Prepaid expenses	5,898
Total Assets	179,387,199
LIABILITIES:
Payable for investments purchased	899,661
Payable for capital shares redeemed	83,043
Accrued expenses and other payables:
Investment advisory fees	119,144
Administration fees	8,725
Custodian fees	11,006
Other accrued expenses	3,866
Total Liabilities	1,125,445
NET ASSETS:
Capital	161,259,083
Accumulated net investment income	3,444,481
Accumulated net realized losses from investments	(10,017,946)
Net unrealized appreciation on investments	23,576,136
Net Assets	$178,261,754
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	11,018,475
Net asset value:	$16.18

(a)  Includes $725,105 of securities on loan.

See notes to financial statements.

8

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory RS International VIP Series
Investment Income:
Dividend income	$3,802,357
Interest income	3,207
Securities lending income	25,996
Foreign tax withholding	(431,489)
Total Income	3,400,071
Expenses:
Investment advisory fees	715,740
Administration fees	54,227
Custodian fees	29,261
Transfer agent fees	530
Trustees' fees	5,844
Chief Compliance Officer fees	492
Legal and audit fees	9,069
Interest expense on line of credit	228
Printing fees	3,997
Other expenses	16,768
Total Expenses	836,156
Expenses waived/reimbursed by Adviser	(4,016)
Net Expenses	832,140
Net Investment Income	2,567,931
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	4,989,273
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	14,551,357
Net realized/unrealized gains on investments	19,540,630
Change in net assets resulting from operations	$22,108,561

See notes to financial statements.

9

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS International VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$2,567,931	$3,721,684
Net realized gains/losses from investment transactions	4,989,273	(9,679,857)
Net change in unrealized appreciation/depreciation on investments	14,551,357	8,170,899
Change in net assets resulting from operations	22,108,561	2,212,726
Distributions to Shareholders:
From net investment income	—	(3,689,656)
Change in net assets resulting from distributions to shareholders	—	(3,689,656)
Change in net assets resulting from capital transactions	(18,872,839)	(8,936,044)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	411,032
Change in net assets	3,235,722	(10,001,942)
Net Assets:
Beginning of period	175,026,032	185,027,974
End of period	$178,261,754	$175,026,032
Accumulated net investment income	$3,444,481	$876,550
Capital Transactions:
Proceeds from shares issued	1,308,373	7,403,317
Distributions reinvested	—	3,689,656
Cost of shares redeemed	(20,181,212)	(20,029,017)
Change in net assets resulting from capital transactions	(18,872,839)	(8,936,044)
Share Transactions:
Issued	85,671	526,355
Reinvested	—	259,652
Redeemed	(1,294,983)	(1,416,521)
Change in Shares	(1,209,312)	(630,514)

See notes to financial statements.

10

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS International VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.31	$14.39		$14.63	$17.26	$19.88	$16.99
Investment Activities:
Net investment income (loss)	0.22 (a)	0.30	(a)	0.31 (a)	0.39	0.33	0.23
Net realized and unrealized gains(losses) on investments	1.65	(0.10)		(0.19)	(1.30)	3.44	2.88
Total from Investment Activities	1.87	0.20		0.12	(0.91)	3.77	3.11
Distributions:
Net investment income	—	(0.31)		(0.32)	(0.35)	(0.31)	(0.22)
Net realized gains from investments	—	—		(0.04)	(1.37)	(6.08)	—
Total Distributions	—	(0.31)		(0.36)	(1.72)	(6.39)	(0.22)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.03		—	—	—	—
Net Asset Value, End of Period	$16.18	$14.31		$14.39	$14.63	$17.26	$19.88
Total Return (b) (c)	13.07%	1.60	%(d)	0.84%	(5.30)%	20.11%	18.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$178,262	$175,026		$185,028	$203,530	$234,653	$220,996
Ratio of net expenses to average net assets (e)	0.93%	0.90%		0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (e)	2.87%	2.13%		2.00%	2.23%	1.45%	1.18%
Ratio of gross expenses to average net assets (e) (f)	0.93%	0.90%		0.92%	0.92%	0.92%	0.92%
Portfolio turnover (c)	35%	110%		117%	193%	205%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.23% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

11

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS International VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$—	$173,272,858	$—	$173,272,858
Preferred Stocks	—	2,293,620	—	2,293,620
Exchange-Traded Funds	808,673	—	—	808,673
Total	$808,673	$175,566,478	$—	$176,375,151

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from securities transactions and foreign currency translations on the Statement of Operations.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund. The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$725,105	$725,105	$—	$—

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$61,007,047	$75,143,486

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.80% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP,

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.93%.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020
$4,016

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The average loans for the days outstanding and average interest rate for the Fund during the six months ended June 30, 2017 were as follows:

Amount Outstanding at June 30, 2017	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate*
$—	$644,444	9	2.08%

*For the six months ended June 30, 2017, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$3,689,656	$—	$—	$3,689,656

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$934,911	$—	$(9,848,082)	$3,807,282	$(5,105,889)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$156,746,854	$24,933,477	$(5,305,180)	$19,628,297

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

19

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006- May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,130.70	$4.86	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,020.23	$4.61	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

25

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-IVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Supplemental Information
Trustee and Officer Information	17
Proxy Voting and Form N-Q Information	20
Expense Examples	20
Portfolio Holdings	22

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Banks (11.0%):
Comerica, Inc.	556,540	$40,760,989
JPMorgan Chase & Co.	338,820	30,968,148
The PNC Financial Services Group, Inc.	172,360	21,522,593
U.S. Bancorp	344,870	17,905,650
		111,157,380
Capital Markets (8.3%):
CBOE Holdings, Inc.	465,370	42,534,818
E*TRADE Financial Corp. (a)	1,106,865	42,094,076
		84,628,894
Consumer Discretionary (4.5%):
Charter Communications, Inc., Class A (a)	30,708	10,343,990
Liberty Interactive Corp. QVC Group, Class A (a)	848,404	20,819,834
Twenty-First Century Fox, Inc.	550,525	15,601,878
		46,765,702
Consumer Staples (6.0%):
CVS Health Corp.	219,165	17,634,016
Mondelez International, Inc., Class A	485,500	20,968,745
Post Holdings, Inc. (a)	298,090	23,146,689
		61,749,450
Energy (11.0%):
Chevron Corp.	196,540	20,505,018
Devon Energy Corp.	465,981	14,897,413
Enterprise Products Partners LP	716,330	19,398,216
EOG Resources, Inc.	189,122	17,119,323
Helmerich & Payne, Inc. (b)	303,340	16,483,496
Noble Energy, Inc.	849,520	24,041,416
		112,444,882
Health Care (6.4%):
Aetna, Inc.	212,340	32,239,582
Allergan PLC	91,117	22,149,632
UnitedHealth Group, Inc.	57,595	10,679,265
		65,068,479
Industrials (7.4%):
General Electric Co.	1,451,660	39,209,337
Sensata Technologies Holding NV (a) (b)	438,500	18,732,720
Union Pacific Corp.	149,310	16,261,352
		74,203,409
Information Technology (16.4%):
Alphabet, Inc., Class A (a)	40,555	37,703,172
Cognizant Technology Solutions Corp., Class A	297,597	19,760,441
FleetCor Technologies, Inc. (a)	180,090	25,970,779
Microsoft Corp.	405,208	27,930,987

See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS Large Cap Alpha VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
SS&C Technologies Holdings, Inc.	627,770	$24,112,646
Visa, Inc., Class A	337,690	31,668,568
		167,146,593
Insurance (13.5%):
Aflac, Inc.	207,010	16,080,537
Athene Holding Ltd., Class A (a)	1,010,160	50,114,038
The Progressive Corp.	1,291,460	56,940,471
Validus Holdings Ltd.	278,820	14,490,275
		137,625,321
Materials (6.9%):
Ball Corp.	959,640	40,506,405
LyondellBasell Industries NV, Class A	218,448	18,434,827
Sealed Air Corp.	252,040	11,281,310
		70,222,542
Real Estate (4.2%):
Equity Commonwealth (a)	675,360	21,341,376
Iron Mountain, Inc.	610,730	20,984,683
		42,326,059
Utilities (3.3%):
DTE Energy Co.	160,450	16,974,006
WEC Energy Group, Inc.	269,940	16,568,917
		33,542,923
Total Common Stocks (Cost $838,028,466)		1,006,881,634
Collateral for Securities Loaned (1.7%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	$14,142,808	14,142,808
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	2,653,077	2,653,077
Total Collateral for Securities Loaned (Cost $16,795,885)		16,795,885
Total Investments (Cost $854,824,351) — 100.6%		1,023,677,519
Liabilities in excess of other assets — (0.6)%		(5,891,923)
NET ASSETS — 100.00%		$1,017,785,596

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

4

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Large Cap Alpha VIP Series
ASSETS:
Investments, at value (Cost $854,824,351)	$1,023,677,519	(a)
Cash and cash equivalents	10,419,393
Interest and dividends receivable	1,171,186
Receivable for capital shares issued	402
Receivable from Adviser	81,893
Prepaid expenses	50,383
Total Assets	1,035,400,776
LIABILITIES:
Collateral for Securities Loaned	16,795,885
Payable for capital shares redeemed	340,179
Accrued expenses and other payables:
Investment advisory fees	419,261
Administration fees	50,362
Custodian fees	505
Trustees' fees	8,988
Total Liabilities	17,615,180
NET ASSETS:
Capital	791,504,968
Accumulated net investment income	6,056,619
Accumulated net realized gains from investments	51,370,841
Net unrealized appreciation on investments	168,853,168
Net Assets	$1,017,785,596
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	20,739,404
Net asset value:	$49.07

(a)  Includes $16,436,612 of securities on loan.

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory RS Large Cap Alpha VIP Series
Investment Income:
Dividend income	$8,703,828
Interest income	74,673
Securities lending income	8,311
Foreign tax withholding	(5,477)
Total Income	8,781,335
Expenses:
Investment advisory fees	2,537,752
Administration fees	308,144
Custodian fees	20,122
Trustees' fees	48,503
Chief Compliance Officer fees	2,916
Legal and audit fees	49,671
Interest expense on line of credit	1,089
Printing fees	7,934
Other expenses	2,792
Total Expenses	2,978,923
Expenses waived/reimbursed by Adviser	(187,454)
Net Expenses	2,791,469
Net Investment Income	5,989,866
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	55,455,349
Net change in unrealized appreciation/depreciation on investments	5,337,922
Net realized/unrealized gains on investments	60,793,271
Change in net assets resulting from operations	$66,783,137

See notes to financial statements.

6

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
From Investment Activities:
Operations:
Net investment income	$5,989,866	$10,956,578
Net realized gains from investment transactions	55,455,349	33,229,864
Net change in unrealized appreciation/depreciation on investments	5,337,922	40,736,219
Change in net assets resulting from operations	66,783,137	84,922,661
Distributions to Shareholders:
From net investment income	—	(11,072,978)
From net realized gains	—	(37,232,682)
Change in net assets resulting from distributions to shareholders	—	(48,305,660)
Change in net assets resulting from capital transactions	(69,597,230)	(31,904,006)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	65,949
Change in net assets	(2,814,093)	4,778,944
Net Assets:
Beginning of period	1,020,599,689	1,015,820,745
End of period	$1,017,785,596	$1,020,599,689
Accumulated net investment income	$6,056,619	$66,753
Capital Transactions:
Proceeds from shares issued	6,226,150	18,363,745
Distributions reinvested	—	48,305,660
Cost of shares redeemed	(75,823,380)	(98,573,411)
Change in net assets resulting from capital transactions	(69,597,230)	(31,904,006)
Share Transactions:
Issued	129,441	422,654
Reinvested	—	1,048,300
Redeemed	(1,586,494)	(2,224,114)
Change in Shares	(1,457,053)	(753,160)

See notes to financial statements.

7

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$45.98	$44.26		$50.63	$51.52	$39.00	$34.15
Investment Activities:
Net investment income (loss)	0.28 (a)	0.50	(a)	0.60 (a)	0.73	0.63	0.79
Net realized and unrealized gains(losses) on investments	2.81	3.50		(1.64)	6.21	14.40	4.85
Total from Investment Activities	3.09	4.00		(1.04)	6.94	15.03	5.64
Distributions:
Net investment income	—	(0.52)		(0.67)	(0.71)	(0.63)	(0.79)
Net realized gains from investments	—	(1.76)		(4.66)	(7.12)	(1.88)	—
Total Distributions	—	(2.28)		(5.33)	(7.83)	(2.51)	(0.79)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$49.07	$45.98		$44.26	$50.63	$51.52	$39.00
Total Return (c) (d)	6.72%	9.03	%(e)	(2.01)%	13.58%	38.71%	16.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,017,786	$1,020,600		$1,015,821	$1,148,698	$1,154,305	$972,252
Ratio of net expenses to average net assets (f)	0.55%	0.54%		0.55%	0.55%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets (f)	1.18%	1.12%		1.20%	1.27%	1.24%	2.02%
Ratio of gross expenses to average net assets (f) (g)	0.59%	0.54%		0.55%	0.55%	0.54%	0.55%
Portfolio turnover (d)	28%	84%		47%	56%	48%	63%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

8

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Large Cap Alpha VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

9

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$1,006,881,634	$—	$—	$1,006,881,634
Collateral for Securities Loaned	16,795,885	—	—	16,795,885
Total	$1,023,677,519	$—	$—	$1,023,677,519

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from securities transactions and foreign currency translations on the Statement of Operations.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

10

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$16,436,612	$16,436,612	$—	$359,273

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$279,217,288	$322,209,687

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP,

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.55%.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2020
$187,454

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Fund to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the most recent fiscal year ended December 31, 2016, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$24,644,716	$23,660,944	$—	$48,305,660

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$66,753	$—	$(4,071,540)	$163,502,278	$159,497,491

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$854,558,281	$189,422,618	$(20,303,380)	$169,119,238

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

16

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

17

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

18

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,067.20	$2.82	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17-6/30/17	Annualized Expense Ratio During Period* 1/1/17-6/30/17
$1,000.00	$1,022.07	$2.76	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory RS Large Cap Alpha VIP Series

22

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-LCAVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory RS Small Cap Growth Equity VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information
Trustee and Officer Information	18
Proxy Voting and Form N-Q Information	21
Expense Examples	21
Portfolio Holdings	23

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communications Equipment (1.5%):
Lumentum Holdings, Inc. (a)	27,993	$1,597,001
Consumer Discretionary (16.1%):
Blue Apron Holdings, Inc., Class A (a)	45,510	425,063
Bob Evans Farms, Inc.	26,420	1,897,748
Burlington Stores, Inc. (a)	12,778	1,175,448
Dave & Buster's Entertainment, Inc. (a)	20,350	1,353,479
Extended Stay America, Inc.	32,330	625,909
Five Below, Inc. (a)	21,094	1,041,411
Grand Canyon Education, Inc. (a)	24,979	1,958,603
LCI Industries	9,940	1,017,856
Lithia Motors, Inc.	13,063	1,230,926
Ollie's Bargain Outlet Holdings, Inc. (a)	23,958	1,020,611
Planet Fitness, Inc., Class A	52,290	1,220,449
Red Rock Resorts, Inc., Class A	55,080	1,297,134
Steven Madden Ltd. (a)	26,509	1,059,035
The Wendy's Co.	79,840	1,238,318
		16,561,990
Consumer Staples (2.7%):
Hostess Brands, Inc. (a)	106,230	1,710,303
Nomad Foods, Ltd. (a)	75,250	1,061,778
		2,772,081
Electronic Equipment, Instruments & Components (2.1%):
Littelfuse, Inc.	7,029	1,159,785
Orbotech Ltd. (a)	30,660	1,000,129
		2,159,914
Energy (0.9%):
Diamondback Energy, Inc. (a)	6,995	621,226
US Silica Holdings, Inc.	8,564	303,936
		925,162
Financials (6.5%):
Evercore Partners, Inc., Class A	13,460	948,930
Home BancShares, Inc.	38,480	958,152
LendingTree, Inc. (a) (b)	7,154	1,231,919
Primerica, Inc.	7,040	533,280
Texas Capital Bancshares, Inc. (a)	8,060	623,844
Walker & Dunlop, Inc. (a)	20,000	976,600
Webster Financial Corp.	12,000	626,640
Western Alliance BanCorp (a)	18,414	905,969
		6,805,334
Health Care (23.5%):
Amedisys, Inc. (a)	22,376	1,405,437
Amicus Therapeutics, Inc. (a) (b)	121,889	1,227,422
AtriCure, Inc. (a)	41,010	994,493
Bluebird Bio, Inc. (a)	14,632	1,537,092
See notes to financial statements.

3

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Blueprint Medicines Corp. (a)	17,076	$865,241
Celyad SA, ADR (a)	11,181	474,074
Eagle Pharmaceuticals, Inc. (a) (b)	12,000	946,680
Exact Sciences Corp. (a)	26,400	933,768
Five Prime Therapeutics, Inc. (a)	19,677	592,474
GW Pharmaceuticals PLC, ADR (a) (b)	9,200	922,300
Ignyta, Inc. (a)	98,377	1,018,202
Immune Design Corp. (a)	55,284	539,019
Integra LifeSciences Holdings Corp. (a)	18,990	1,035,145
Iovance Biotherapeutics, Inc. (a)	74,334	546,355
Irhythm Technologies, Inc. (a)	6,400	271,936
Kite Pharma, Inc. (a) (b)	12,473	1,293,076
Ligand Pharmaceuticals, Inc., Class B (a)	9,348	1,134,847
Loxo Oncology, Inc. (a)	23,396	1,876,126
NuVasive, Inc. (a)	16,973	1,305,563
NxStage Medical, Inc. (a)	34,390	862,157
Sage Therapeutics, Inc. (a)	12,846	1,023,055
Spark Therapeutics, Inc. (a)	12,405	741,075
Vital Therapies, Inc. (a) (b)	74,017	214,649
WellCare Health Plans, Inc. (a)	8,406	1,509,381
Wright Medical Group NV (a)	33,110	910,194
		24,179,761
Industrials (12.6%):
Apogee Enterprises, Inc.	23,951	1,361,375
Azul SA, ADR (a)	53,960	1,137,477
Beacon Roofing Supply, Inc. (a)	35,190	1,724,310
BWX Technologies, Inc.	18,650	909,188
H&E Equipment Services, Inc.	49,000	1,000,090
HEICO Corp., Class A	22,087	1,370,498
Hexcel Corp.	23,563	1,243,891
MSC Industrial Direct Co., Inc., Class A	14,690	1,262,752
Ritchie Bros. Auctioneers, Inc. (b)	29,860	858,176
WageWorks, Inc. (a)	14,140	950,208
Welbilt, Inc. (a)	64,550	1,216,768
		13,034,733
Internet Software & Services (4.8%):
Cornerstone OnDemand, Inc. (a)	17,240	616,330
LogMeIn, Inc.	17,840	1,864,280
Mindbody, Inc. (a)	42,650	1,160,080
Wix.com Ltd. (a)	19,800	1,378,080
		5,018,770
IT Services (8.4%):
Black Knight Financial Services, Inc., Class A (a)	44,363	1,816,665
Euronet Worldwide, Inc. (a)	21,883	1,911,917
InterXion Holding NV (a)	39,090	1,789,540
Square, Inc., Class A (a)	47,780	1,120,919
WEX, Inc. (a)	8,100	844,587
WNS Holdings Ltd., ADR (a)	34,946	1,200,745
		8,684,373

See notes to financial statements.

4

Victory Variable Insurance Funds Victory RS Small Cap Growth Equity VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (3.7%):
Ashland Global Holdings, Inc.	15,470	$1,019,628
Eagle Materials, Inc., Class A	12,050	1,113,661
Ferro Corp. (a)	45,880	839,145
The Chemours Co.	20,970	795,182
		3,767,616
Semiconductors & Semiconductor Equipment (6.4%):
Cavium, Inc. (a)	18,577	1,154,189
Cypress Semiconductor Corp.	63,750	870,188
MKS Instruments, Inc.	9,950	669,635
Monolithic Power Systems, Inc.	13,827	1,332,922
Tower Semiconductor Ltd. (a)	106,924	2,550,138
		6,577,072
Software (9.8%):
Fair Isaac Corp.	9,780	1,363,430
Proofpoint, Inc. (a)	30,855	2,679,140
RingCentral, Inc., Class A (a)	88,838	3,247,028
Take-Two Interactive Software (a)	19,352	1,420,050
The Ultimate Software Group, Inc. (a)	6,105	1,282,416
		9,992,064
Total Common Stocks (Cost $77,741,286)		102,075,871
Collateral for Securities Loaned (3.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	$3,334,108	3,334,108
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	625,452	625,452
Total Collateral for Securities Loaned (Cost $3,959,560)		3,959,560
Total Investments (Cost $81,700,846) — 102.8%		106,035,431
Liabilities in excess of other assets — (2.8)%		(2,839,374)
NET ASSETS — 100.00%		$103,196,057

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

5

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory RS Small Cap Growth Equity VIP Series
ASSETS:
Investments, at value (Cost $81,700,846)	$106,035,431	(a)
Cash and cash equivalents	1,423,128
Interest and dividends receivable	18,917
Receivable for capital shares issued	104
Receivable for investments sold	468,326
Prepaid expenses	3,341
Total Assets	107,949,247
LIABILITIES:
Collateral for Securities Loaned	3,959,560
Payable for investments purchased	510,802
Payable for capital shares redeemed	198,331
Accrued expenses and other payables:
Investment advisory fees	63,788
Administration fees	5,075
Custodian fees	7,175
Other accrued expenses	8,459
Total Liabilities	4,753,190
NET ASSETS:
Capital	72,986,720
Accumulated net investment loss	(50,047)
Accumulated net realized gains from investments	5,924,799
Net unrealized appreciation on investments	24,334,585
Net Assets	$103,196,057
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	5,902,523
Net asset value:	$17.48

(a)  Includes $3,804,834 of securities on loan.

See notes to financial statements.

6

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory RS Small Cap Growth Equity VIP Series
Investment Income:
Dividend income	$374,331
Interest income	4,083
Securities lending income	7,268
Foreign tax withholding	(1,882)
Total Income	383,800
Expenses:
Investment advisory fees	376,403
Administration fees	30,417
Custodian fees	8,701
Transfer agent fees	231
Trustees' fees	3,283
Chief Compliance Officer fees	246
Legal and audit fees	8,109
Other expenses	6,457
Total Expenses	433,847
Net Investment Loss	(50,047)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	8,582,382
Net change in unrealized appreciation/depreciation on investments	8,130,459
Net realized/unrealized gains on investments	16,712,841
Change in net assets resulting from operations	$16,662,794

See notes to financial statements.

7

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment loss	$(50,047)	$(377,106)
Net realized gains/losses from investment transactions	8,582,382	(1,518,719)
Net change in unrealized appreciation/depreciation on investments	8,130,459	2,384,203
Change in net assets resulting from operations	16,662,794	488,378
Change in net assets resulting from capital transactions	(10,708,449)	(10,272,829)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	63,851
Change in net assets	5,954,345	(9,720,600)
Net Assets:
Beginning of period	97,241,712	106,962,312
End of period	$103,196,057	$97,241,712
Accumulated net investment loss	$(50,047)	$—
Capital Transactions:
Proceeds from shares issued	1,457,829	5,092,035
Cost of shares redeemed	(12,166,278)	(15,364,864)
Change in net assets resulting from capital transactions	(10,708,449)	(10,272,829)
Share Transactions:
Issued	89,648	386,381
Redeemed	(747,992)	(1,146,791)
Change in Shares	(658,344)	(760,410)

See notes to financial statements.

8

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Equity VIP Series
	Six Months Ended June 30, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$14.82		$14.61		$17.47		$18.87	$14.83	$12.84
Investment Activities:
Net investment income (loss)	(0.01	)(a)	(0.05	)(a)	(0.10	)(a)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gains on investments	2.67		0.25		0.24		1.98	7.39	2.06
Total from Investment Activities	2.66		0.20		0.14		1.88	7.29	1.99
Distributions:
Net realized gains from investments	—		—		(3.00)		(3.28)	(3.25)	—
Total Distributions	—		—		(3.00)		(3.28)	(3.25)	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—		0.01		—		—	—	—
Net Asset Value, End of Period	$17.48		$14.82		$14.61		$17.47	$18.87	$14.83
Total Return (b) (c)	17.95%		1.44	%(d)	0.62%		10.13%	50.13%	15.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$103,196		$97,242		$106,962		$118,144	$120,565	$88,116
Ratio of net expenses to average net assets (e)	0.86%		0.88%		0.88%		0.86%	0.85%	0.88%
Ratio of net investment income (loss) to average net assets (e)	(0.10)%		(0.39)%		(0.54)%		(0.60)%	(0.59)%	(0.46)%
Ratio of gross expenses to average net assets (e) (f)	0.86%		0.88%		0.88%		0.86%	0.85%	0.88%
Portfolio turnover (c)	37%		91%		88%		95%	101%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.07% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

9

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory RS Small Cap Growth Equity VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital growth.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

10

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$102,075,871	$102,075,871
Collateral for Securities Loaned	3,959,560	3,959,560
Total	$106,035,431	$106,035,431

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

11

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$3,804,834	$3,804,834	$—	$154,726

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market

12

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$37,113,963	$45,533,081

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.75% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an

13

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.88%.

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019
$1,642

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Fund to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).

For the Year Ended December 31, 2016, there were no distributions paid.

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$—	$—	$(1,686,326)	$15,232,869	$13,546,543

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$82,531,247	$26,305,606	$(2,801,422)	$23,504,184

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

17

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

18

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

19

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

20

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,179.50	$4.65	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

21

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,020.53	$4.31	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

23

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SCGEVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory S&P 500 Index VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Supplemental Information
Trustee and Officer Information	27
Proxy Voting and Form N-Q Information	30
Expense Examples	30
Portfolio Holdings	32

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (12.0%):
Advance Auto Parts, Inc.	439	$51,183
Amazon.com, Inc. (a)	2,360	2,284,480
AutoNation, Inc. (a)	392	16,527
AutoZone, Inc. (a)	167	95,267
Bed Bath & Beyond, Inc.	863	26,235
Best Buy Co., Inc.	1,577	90,409
BorgWarner, Inc.	1,187	50,281
CarMax, Inc. (a)	1,102	69,492
Carnival Corp., Class A	2,489	163,204
CBS Corp., Class B	2,192	139,806
Charter Communications, Inc., Class A (a)	1,283	432,179
Chipotle Mexican Grill, Inc. (a)	170	70,737
Coach, Inc.	1,671	79,105
Comcast Corp., Class A	28,153	1,095,714
D.R. Horton, Inc.	2,032	70,246
Darden Restaurants, Inc.	739	66,835
Delphi Automotive PLC	1,593	139,626
Discovery Communications, Inc., Class A (a)	914	23,609
Discovery Communications, Inc., Class C (a)	1,254	31,613
DISH Network Corp. (a)	1,353	84,914
Dollar General Corp.	1,500	108,135
Dollar Tree, Inc. (a)	1,408	98,447
Expedia, Inc.	723	107,691
Foot Locker, Inc.	780	38,438
Ford Motor Co.	23,265	260,335
Garmin Ltd.	681	34,751
General Motors Co.	8,168	285,308
Genuine Parts Co.	876	81,258
H&R Block, Inc.	1,232	38,081
Hanesbrands, Inc.	2,166	50,165
Harley-Davidson, Inc.	1,040	56,181
Hasbro, Inc.	669	74,600
Hilton Worldwide Holdings, Inc.	1,218	75,333
Kohl's Corp.	1,014	39,211
L Brands, Inc.	1,433	77,224
Leggett & Platt, Inc.	786	41,289
Lennar Corp., Class A	1,209	64,464
LKQ Corp. (a)	1,834	60,430
Lowe's Co., Inc.	5,105	395,791
Macy's, Inc.	1,811	42,088
Marriott International, Inc., Class A	1,847	185,273
Mattel, Inc.	2,037	43,857
McDonald's Corp.	4,848	742,520
Michael Kors Holdings Ltd. (a)	927	33,604
Mohawk Industries, Inc. (a)	376	90,875
Netflix, Inc. (a)	2,563	382,938
Newell Brands, Inc.	2,873	154,050
News Corp., Class A	2,274	31,154

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
News Corp., Class B	712	$10,075
Nike, Inc., Class B	7,886	465,274
Nordstrom, Inc.	661	31,616
Omnicom Group, Inc.	1,385	114,817
O'Reilly Automotive, Inc. (a)	540	118,120
PulteGroup, Inc.	1,688	41,407
PVH Corp.	464	53,128
Ralph Lauren Corp.	327	24,133
Ross Stores, Inc.	2,332	134,626
Royal Caribbean Cruises Ltd.	998	109,012
Scripps Networks Interactive, Inc., Class A	570	38,937
Signet Jewelers Ltd. (b)	406	25,675
Staples, Inc.	3,885	39,122
Starbucks Corp.	8,614	502,282
Target Corp.	3,282	171,616
The Gap, Inc.	1,309	28,785
The Goodyear Tire & Rubber Co.	1,497	52,335
The Home Depot, Inc.	7,112	1,090,982
The Interpublic Group of Co., Inc.	2,351	57,835
The Priceline Group, Inc. (a)	293	548,062
The TJX Co., Inc.	3,826	276,122
The Walt Disney Co.	8,654	919,487
Tiffany & Co.	637	59,795
Time Warner, Inc.	4,613	463,191
Tractor Supply Co.	764	41,416
TripAdvisor, Inc. (a)	656	25,059
Twenty-First Century Fox, Inc.	6,260	177,408
Twenty-First Century Fox, Inc., Class B	2,897	80,739
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	347	99,707
Under Armour, Inc., Class A (a) (b)	1,098	23,892
Under Armour, Inc., Class C (a) (b)	1,096	22,095
VF Corp.	1,906	109,786
Viacom, Inc., Class B	2,096	70,363
Whirlpool Corp.	440	84,313
Wyndham Worldwide Corp.	620	62,254
Wynn Resorts Ltd.	475	63,707
Yum! Brands, Inc.	1,967	145,086
		15,157,212
Consumer Staples (8.9%):
Altria Group, Inc.	11,492	855,809
Archer-Daniels-Midland Co.	3,395	140,485
Brown-Forman Corp., Class B	1,052	51,127
Campbell Soup Co.	1,140	59,451
Church & Dwight Co., Inc.	1,482	76,886
Colgate-Palmolive Co.	5,254	389,479
Conagra Brands, Inc.	2,404	85,967
Constellation Brands, Inc., Class A	1,020	197,605
Costco Wholesale Corp.	2,608	417,097
Coty, Inc., Class A	2,802	52,566
CVS Health Corp.	6,060	487,588

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Dr Pepper Snapple Group, Inc.	1,093	$99,583
General Mills, Inc.	3,428	189,911
Hormel Foods Corp.	1,604	54,712
Kellogg Co.	1,499	104,121
Kimberly-Clark Corp.	2,112	272,680
McCormick & Co., Inc.	673	65,624
Molson Coors Brewing Co., Class B	1,098	94,801
Mondelez International, Inc., Class A	9,025	389,791
Monster Beverage Corp. (a)	2,398	119,133
PepsiCo, Inc.	8,500	981,665
Philip Morris International, Inc.	9,237	1,084,886
Reynolds American, Inc.	4,922	320,127
Sysco Corp.	2,928	147,366
The Clorox Co.	765	101,929
The Coca-Cola Co.	22,873	1,025,854
The Estee Lauder Cos., Inc., Class A	1,331	127,749
The Hershey Co.	832	89,332
The J.M. Smucker Co.	692	81,884
The Kraft Heinz Co.	3,549	303,936
The Kroger Co.	5,428	126,581
The Procter & Gamble Co.	15,214	1,325,900
Tyson Foods, Inc., Class A	1,714	107,348
Walgreens Boots Alliance, Inc.	5,080	397,815
Wal-Mart Stores, Inc.	8,790	665,227
Whole Foods Market, Inc.	1,901	80,051
		11,172,066
Energy (6.0%):
Anadarko Petroleum Corp.	3,333	151,118
Apache Corp.	2,263	108,466
Baker Hughes, Inc.	2,530	137,910
Cabot Oil & Gas Corp.	2,769	69,447
Chesapeake Energy Corp. (a) (b)	4,538	22,554
Chevron Corp.	11,269	1,175,695
Cimarex Energy Co.	565	53,116
Concho Resources, Inc. (a)	881	107,068
ConocoPhillips	7,360	323,546
Devon Energy Corp.	3,127	99,970
EOG Resources, Inc.	3,434	310,846
EQT Corp.	1,031	60,406
Exxon Mobil Corp.	25,205	2,034,799
Halliburton Co.	5,162	220,470
Helmerich & Payne, Inc. (b)	645	35,049
Hess Corp.	1,607	70,499
Kinder Morgan, Inc.	11,422	218,846
Marathon Oil Corp.	5,058	59,937
Marathon Petroleum Corp.	3,086	161,490
Murphy Oil Corp.	964	24,707
National Oilwell Varco, Inc.	2,261	74,477
Newfield Exploration Co. (a)	1,185	33,725
Noble Energy, Inc.	2,707	76,608

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	4,547	$272,229
ONEOK, Inc.	1,255	65,461
Phillips 66	2,609	215,738
Pioneer Natural Resources Co.	1,012	161,495
Range Resources Corp.	1,120	25,950
Schlumberger Ltd.	8,264	544,102
TechnipFMC PLC (a)	2,775	75,480
Tesoro Corp.	898	84,053
The Williams Cos., Inc.	4,915	148,826
Transocean Ltd. (a)	2,326	19,143
Valero Energy Corp.	2,659	179,376
		7,422,602
Financials (14.5%):
Affiliated Managers Group, Inc.	336	55,729
Aflac, Inc.	2,361	183,402
American Express Co.	4,465	376,132
American International Group, Inc.	5,233	327,167
Ameriprise Financial, Inc.	906	115,325
Aon PLC	1,559	207,269
Arthur J. Gallagher & Co.	1,067	61,086
Assurant, Inc.	325	33,699
Bank of America Corp.	59,202	1,436,241
BB&T Corp.	4,826	219,149
Berkshire Hathaway, Inc., Class B (a)	11,298	1,913,542
BlackRock, Inc., Class A	721	304,558
Capital One Financial Corp.	2,873	237,367
CBOE Holdings, Inc.	546	49,904
Chubb Ltd.	2,777	403,721
Cincinnati Financial Corp.	891	64,553
Citigroup, Inc.	16,377	1,095,294
Citizens Financial Group, Inc.	3,013	107,504
CME Group, Inc.	2,021	253,110
Comerica, Inc.	1,052	77,048
Discover Financial Services	2,262	140,674
E*TRADE Financial Corp. (a)	1,633	62,103
Everest Re Group Ltd.	244	62,120
Fifth Third Bancorp	4,462	115,834
Franklin Resources, Inc.	2,036	91,192
Hartford Financial Services Group, Inc.	2,185	114,865
Huntington Bancshares, Inc.	6,468	87,447
Intercontinental Exchange, Inc.	3,522	232,170
Invesco Ltd.	2,420	85,161
JPMorgan Chase & Co.	21,134	1,931,647
KeyCorp	6,522	122,222
Leucadia National Corp.	1,926	50,384
Lincoln National Corp.	1,334	90,152
Loews Corp.	1,642	76,862
M&T Bank Corp.	915	148,184
Marsh & McLennan Co., Inc.	3,065	238,947
MetLife, Inc.	6,428	353,154

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Moody's Corp.	990	$120,463
Morgan Stanley	8,473	377,557
Nasdaq, Inc.	677	48,399
Navient Corp.	1,694	28,205
Northern Trust Corp.	1,284	124,818
People's United Financial, Inc.	2,048	36,168
Principal Financial Group, Inc.	1,593	102,064
Prudential Financial, Inc.	2,552	275,973
Raymond James Financial, Inc.	762	61,128
Regions Financial Corp.	7,152	104,705
S&P Global, Inc.	1,533	223,803
State Street Corp.	2,104	188,792
SunTrust Banks, Inc.	2,876	163,127
Synchrony Financial	4,581	136,605
T. Rowe Price Group, Inc.	1,435	106,491
The Allstate Corp.	2,168	191,738
The Bank of New York Mellon Corp.	6,187	315,661
The Charles Schwab Corp.	7,238	310,944
The Goldman Sachs Group, Inc.	2,178	483,298
The PNC Financial Services Group, Inc.	2,878	359,376
The Progressive Corp.	3,456	152,375
The Travelers Co., Inc.	1,662	210,293
Torchmark Corp.	647	49,496
U.S. Bancorp	9,423	489,242
Unum Group	1,358	63,324
Wells Fargo & Co.	26,754	1,482,439
Willis Towers Watson PLC	756	109,968
XL Group Ltd.	1,555	68,109
Zions BanCorp	1,206	52,955
		17,962,434
Health Care (14.3%):
Abbott Laboratories	10,321	501,703
AbbVie, Inc.	9,468	686,525
Aetna, Inc.	1,973	299,561
Agilent Technologies, Inc.	1,917	113,697
Alexion Pharmaceuticals, Inc. (a)	1,336	162,551
Align Technology, Inc. (a)	449	67,404
Allergan PLC	1,998	485,694
AmerisourceBergen Corp.	987	93,301
Amgen, Inc.	4,378	754,024
Anthem, Inc.	1,575	296,305
Baxter International, Inc.	2,901	175,627
Becton, Dickinson & Co.	1,352	263,789
Biogen, Inc. (a)	1,271	344,899
Boston Scientific Corp. (a)	8,147	225,835
Bristol-Myers Squibb Co.	9,799	546,000
C.R. Bard, Inc.	431	136,243
Cardinal Health, Inc.	1,879	146,412
Celgene Corp. (a)	4,644	603,116
Centene Corp. (a)	1,025	81,877

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Cerner Corp. (a)	1,749	$116,256
Cigna Corp.	1,522	254,768
Danaher Corp.	3,633	306,589
DaVita, Inc. (a)	926	59,968
Dentsply Sirona, Inc.	1,364	88,442
Edwards Lifesciences Corp. (a)	1,248	147,564
Eli Lilly & Co.	5,775	475,283
Envision Healthcare Corp. (a)	698	43,744
Express Scripts Holding Co. (a)	3,530	225,355
Gilead Sciences, Inc.	7,776	550,385
HCA Holdings, Inc. (a)	1,702	148,414
Henry Schein, Inc. (a)	472	86,385
Hologic, Inc. (a)	1,665	75,558
Humana, Inc.	857	206,211
IDEXX Laboratories, Inc. (a)	523	84,423
Illumina, Inc. (a)	868	150,615
Incyte Pharmaceuticals, Inc. (a)	1,011	127,295
Intuitive Surgical, Inc. (a)	219	204,846
Johnson & Johnson	16,024	2,119,814
Laboratory Corp. of America Holdings (a)	607	93,563
Mallinckrodt PLC (a)	590	26,438
McKesson Corp.	1,254	206,333
Medtronic PLC	8,144	722,779
Merck & Co., Inc.	16,270	1,042,744
Mettler-Toledo International, Inc. (a)	153	90,047
Mylan NV (a)	2,741	106,406
Patterson Co., Inc.	486	22,818
PerkinElmer, Inc.	654	44,564
Perrigo Co. PLC	853	64,419
Pfizer, Inc.	35,501	1,192,478
Quest Diagnostics, Inc.	813	90,373
Regeneron Pharmaceuticals, Inc. (a)	453	222,486
Stryker Corp.	1,844	255,910
The Cooper Co., Inc.	291	69,671
Thermo Fisher Scientific, Inc.	2,327	405,991
UnitedHealth Group, Inc.	5,733	1,063,013
Universal Health Services, Inc., Class B	531	64,824
Varian Medical Systems, Inc. (a)	546	56,342
Vertex Pharmaceuticals, Inc. (a)	1,481	190,856
Waters Corp. (a)	476	87,508
Zimmer Biomet Holdings, Inc.	1,197	153,695
Zoetis, Inc.	2,920	182,150
		17,911,886
Industrials (10.2%):
3M Co.	3,554	739,907
Acuity Brands, Inc.	262	53,259
Alaska Air Group, Inc.	735	65,974
Allegion PLC	566	45,914
American Airlines Group, Inc.	2,930	147,438
AMETEK, Inc.	1,369	82,920

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Arconic, Inc.	2,622	$59,388
C.H. Robinson Worldwide, Inc.	838	57,554
Caterpillar, Inc.	3,504	376,539
Cintas Corp.	513	64,659
CSX Corp.	5,489	299,480
Cummins, Inc.	919	149,080
Deere & Co.	1,750	216,283
Delta Air Lines, Inc.	4,378	235,273
Dover Corp.	926	74,284
Eaton Corp. PLC	2,660	207,028
Emerson Electric Co.	3,833	228,524
Equifax, Inc.	714	98,118
Expeditors International of Washington, Inc.	1,071	60,490
Fastenal Co.	1,720	74,871
FedEx Corp.	1,464	318,171
Flowserve Corp.	776	36,030
Fluor Corp.	831	38,043
Fortive Corp.	1,793	113,587
Fortune Brands Home & Security, Inc.	915	59,695
General Dynamics Corp.	1,686	333,997
General Electric Co.	51,807	1,399,307
Honeywell International, Inc.	4,534	604,337
IHS Markit Ltd. (a)	1,887	83,103
Illinois Tool Works, Inc.	1,849	264,868
Ingersoll-Rand PLC	1,522	139,096
J.B. Hunt Transport Services, Inc.	509	46,512
Jacobs Engineering Group, Inc.	716	38,943
Johnson Controls International PLC	5,581	241,991
Kansas City Southern	630	65,930
L3 Technologies, Inc.	463	77,358
Lockheed Martin Corp.	1,481	411,140
Masco Corp.	1,903	72,714
Nielsen Holdings PLC	1,998	77,243
Norfolk Southern Corp.	1,723	209,689
Northrop Grumman Corp.	1,038	266,465
PACCAR, Inc.	2,090	138,024
Parker-Hannifin Corp.	791	126,418
Pentair PLC	997	66,340
Quanta Services, Inc. (a)	880	28,970
Raytheon Co.	1,731	279,522
Republic Services, Inc., Class A	1,368	87,183
Robert Half International, Inc.	756	36,235
Rockwell Automation, Inc.	765	123,900
Rockwell Collins, Inc.	965	101,402
Roper Technologies, Inc.	606	140,307
Snap-on, Inc.	344	54,352
Southwest Airlines Co.	3,596	223,455
Stanley Black & Decker, Inc.	910	128,064
Stericycle, Inc. (a)	506	38,618
Textron, Inc.	1,591	74,936

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
The Boeing Co.	3,339	$660,288
TransDigm Group, Inc.	291	78,241
Union Pacific Corp.	4,802	522,986
United Continental Holdings, Inc. (a)	1,675	126,044
United Parcel Service, Inc., Class B	4,097	453,087
United Rentals, Inc. (a)	501	56,468
United Technologies Corp.	4,433	541,314
Verisk Analytics, Inc., Class A (a)	914	77,114
W.W. Grainger, Inc.	319	57,589
Waste Management, Inc.	2,418	177,359
Xylem, Inc.	1,069	59,255
		12,692,673
Information Technology (22.1%):
Accenture PLC, Class A	3,688	456,131
Activision Blizzard, Inc.	4,124	237,419
Adobe Systems, Inc. (a)	2,942	416,116
Advanced Micro Devices, Inc. (a)	4,610	57,533
Akamai Technologies, Inc. (a)	1,028	51,205
Alliance Data Systems Corp.	331	84,964
Alphabet, Inc., Class C (a)	1,774	1,612,087
Alphabet, Inc., Class A (a)	1,770	1,645,534
Amphenol Corp., Class A	1,818	134,205
Analog Devices, Inc.	2,183	169,837
ANSYS, Inc. (a)	507	61,692
Apple, Inc.	31,016	4,466,924
Applied Materials, Inc.	6,393	264,095
Autodesk, Inc. (a)	1,153	116,245
Automatic Data Processing, Inc.	2,661	272,646
Broadcom Ltd.	2,387	556,290
CA, Inc.	1,863	64,218
Cisco Systems, Inc.	29,743	930,957
Citrix Systems, Inc. (a)	899	71,542
Cognizant Technology Solutions Corp., Class A	3,503	232,599
Corning, Inc.	5,475	164,524
CSRA, Inc.	863	27,400
DXC Technology Co.	1,684	129,196
eBay, Inc. (a)	5,988	209,101
Electronic Arts, Inc. (a)	1,843	194,842
F5 Networks, Inc. (a)	385	48,918
Facebook, Inc., Class A (a)	14,060	2,122,778
Fidelity National Information Services, Inc.	1,966	167,896
Fiserv, Inc. (a)	1,263	154,515
FLIR Systems, Inc.	811	28,109
Gartner, Inc. (a)	537	66,325
Global Payments, Inc.	907	81,920
Harris Corp.	725	79,083
Hewlett Packard Enterprises Co.	9,902	164,274
HP, Inc.	10,012	175,010
Intel Corp.	28,012	945,126
International Business Machines Corp.	5,086	782,380

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	1,448	$192,309
Juniper Networks, Inc.	2,273	63,371
KLA-Tencor Corp.	932	85,287
Lam Research Corp.	959	135,631
Mastercard, Inc., Class A	5,580	677,692
Microchip Technology, Inc.	1,365	105,351
Micron Technology, Inc. (a)	6,187	184,744
Microsoft Corp.	45,928	3,165,817
Motorola Solutions, Inc.	972	84,311
NetApp, Inc.	1,611	64,521
Nvidia Corp.	3,539	511,598
Oracle Corp.	17,867	895,851
Paychex, Inc.	1,902	108,300
PayPal Holdings, Inc. (a)	6,647	356,745
Qorvo, Inc. (a)	756	47,870
QUALCOMM, Inc.	8,792	485,494
Red Hat, Inc. (a)	1,057	101,208
Salesforce.com, Inc. (a)	3,978	344,495
Seagate Technology PLC	1,766	68,433
Skyworks Solutions, Inc.	1,098	105,353
Symantec Corp.	3,618	102,209
Synopsys, Inc. (a)	894	65,199
TE Connectivity Ltd.	2,112	166,172
Texas Instruments, Inc.	5,928	456,041
The Western Union Co.	2,803	53,397
Total System Services, Inc.	985	57,376
VeriSign, Inc. (a) (b)	524	48,711
Visa, Inc., Class A	10,981	1,029,799
Western Digital Corp.	1,732	153,455
Xerox Corp.	1,280	36,774
Xilinx, Inc.	1,476	94,936
		27,492,086
Materials (2.7%):
Air Products & Chemicals, Inc.	1,295	185,263
Albemarle Corp.	658	69,445
Avery Dennison Corp.	526	46,483
Ball Corp.	2,083	87,923
CF Industries Holdings, Inc.	1,387	38,781
E.I. du Pont de Nemours & Co.	5,157	416,221
Eastman Chemical Co.	867	72,819
Ecolab, Inc.	1,552	206,028
FMC Corp.	796	58,148
Freeport-McMoRan, Inc. (a)	7,919	95,107
International Flavors & Fragrances, Inc.	470	63,450
International Paper Co.	2,457	139,091
LyondellBasell Industries NV, Class A	1,964	165,742
Martin Marietta Materials, Inc.	373	83,022
Monsanto Co.	2,610	308,920
Newmont Mining Corp.	3,172	102,741
Nucor Corp.	1,898	109,838
See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	1,523	$167,469
Praxair, Inc.	1,700	225,335
Sealed Air Corp.	1,165	52,145
The Dow Chemical Co.	6,686	421,686
The Mosaic Co.	2,088	47,669
The Sherwin-Williams Co.	482	169,163
Vulcan Materials Co.	785	99,444
WestRock Co.	1,492	84,537
		3,516,470
Real Estate (2.9%):
Alexandria Real Estate Equities, Inc.	541	65,174
American Tower Corp.	2,528	334,506
Apartment Investment & Management Co., Class A	934	40,134
AvalonBay Communities, Inc.	819	157,387
Boston Properties, Inc.	915	112,563
CBRE Group, Inc., Class A (a)	1,788	65,083
Crown Castle International Corp.	2,178	218,192
Digital Realty Trust, Inc.	950	107,303
Equinix, Inc.	464	199,130
Equity Residential	2,184	143,773
Essex Property Trust, Inc.	390	100,335
Extra Space Storage, Inc.	749	58,422
Federal Realty Investment Trust	429	54,221
Ggp US	3,464	81,612
HCP, Inc.	2,787	89,073
Host Hotels & Resorts, Inc.	4,401	80,406
Iron Mountain, Inc.	1,462	50,234
Kimco Realty Corp.	2,532	46,462
Mid-America Apartment Communities, Inc.	674	71,026
Prologis, Inc.	3,155	185,009
Public Storage	889	185,383
Realty Income Corp.	1,624	89,612
Regency Centers Corp.	869	54,434
Simon Property Group, Inc.	1,856	300,228
SL Green Realty Corp.	605	64,009
The Macerich Co.	708	41,106
UDR, Inc.	1,590	61,962
Ventas, Inc.	2,111	146,672
Vornado Realty Trust	1,025	96,248
Welltower, Inc.	2,178	163,023
Weyerhaeuser Co.	4,468	149,678
		3,612,400
Telecommunication Services (2.1%):
AT&T, Inc.	36,573	1,379,899
CenturyLink, Inc. (b)	3,265	77,968
Level 3 Communications, Inc. (a)	1,741	103,241
Verizon Communications, Inc.	24,266	1,083,720
		2,644,828

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (3.2%):
AES Corp.	3,926	$43,617
Alliant Energy Corp.	1,355	54,430
Ameren Corp.	1,443	78,889
American Electric Power Co., Inc.	2,924	203,130
American Water Works Co., Inc.	1,059	82,549
CenterPoint Energy, Inc.	2,562	70,148
CMS Energy Corp.	1,667	77,099
Consolidated Edison, Inc.	1,816	146,769
Dominion Resources, Inc.	3,741	286,672
DTE Energy Co.	1,067	112,878
Duke Energy Corp.	4,164	348,069
Edison International	1,937	151,454
Entergy Corp.	1,067	81,914
Eversource Energy	1,885	114,438
Exelon Corp.	5,508	198,674
FirstEnergy Corp.	2,639	76,953
NextEra Energy, Inc.	2,784	390,122
NiSource, Inc.	1,924	48,793
NRG Energy, Inc.	1,880	32,374
PG&E Corp.	3,037	201,566
Pinnacle West Capital Corp.	663	56,461
PPL Corp.	4,064	157,114
Public Service Enterprise Group, Inc.	3,010	129,460
SCANA Corp.	850	56,959
Sempra Energy	1,491	168,110
The Southern Co.	5,917	283,306
WEC Energy Group, Inc.	1,877	115,210
Xcel Energy, Inc.	3,020	138,558
		3,905,716
Total Common Stocks (Cost $46,172,660)		123,490,373
U.S. Treasury Obligations (0.1%)
U.S. Treasury Notes, 3.13%, 5/15/19	$145,000	149,679
Total U.S. Treasury Obligations (Cost $144,321)		149,679
Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (c)	211,165	211,165
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (c)	39,613	39,613
Total Collateral for Securities Loaned (Cost $250,778)		250,778
Total Investments (Cost $46,567,759) — 99.2%		123,890,830
Other assets in excess of liabilities — 0.8%		1,040,927
NET ASSETS — 100.00%		$124,931,757

See notes to financial statements.

Victory Variable Insurance Funds Victory S&P 500 Index VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	10	9/15/17	$1,210,450	$(5,915)

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory S&P 500 Index VIP Series
ASSETS:
Investments, at value (Cost $46,567,759)	$123,890,830	(a)
Cash and cash equivalents	958,568
Deposits with brokers for futures contracts	246,839
Interest and dividends receivable	125,128
Receivable for capital shares issued	2,671
Variation margin receivable on open futures contracts	450
Receivable from Adviser	21,657
Prepaid expenses	4,097
Total Assets	125,250,240
LIABILITIES:
Collateral for Securities Loaned	250,778
Payable for capital shares redeemed	25,458
Accrued expenses and other payables:
Investment advisory fees	25,952
Administration fees	6,286
Custodian fees	6,611
Other accrued expenses	3,398
Total Liabilities	318,483
NET ASSETS:
Capital	48,499,384
Accumulated net investment income	1,098,694
Accumulated net realized losses from investments	(1,983,477)
Net unrealized appreciation on investments	77,317,156
Net Assets	$124,931,757
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	7,154,575
Net asset value:	$17.46

(a)  Includes $242,542 of securities on loan.

See notes to financial statements.

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory S&P 500 Index VIP Series
Investment Income:
Dividend income	$1,263,723
Interest income	4,331
Securities lending income	523
Total Income	1,268,577
Expenses:
Investment advisory fees	154,491
Administration fees	37,538
Custodian fees	17,943
Transfer agent fees	1,219
Trustees' fees	4,036
Chief Compliance Officer fees	369
Legal and audit fees	9,054
Interest expense on line of credit	123
Printing fees	2,995
Other expenses	4,566
Total Expenses	232,334
Expenses waived/reimbursed by Adviser	(59,269)
Net Expenses	173,065
Net Investment Income	1,095,512
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	3,759,855
Net realized gains from futures transactions	104,470
Net change in unrealized appreciation/depreciation on investments	6,047,899
Net change in unrealized appreciation/depreciation on futures transactions	(8,016)
Net realized/unrealized gains on investments	9,904,208
Change in net assets resulting from operations	$10,999,720

See notes to financial statements.

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory S&P 500 Index VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
From Investment Activities:
Operations:
Net investment income	$1,095,512	$2,146,639
Net realized gains from investment transactions	3,864,325	6,857,161
Net change in unrealized appreciation/depreciation on investments	6,039,883	3,907,617
Change in net assets resulting from operations	10,999,720	12,911,417
Distributions to Shareholders:
From net investment income	—	(2,343,863)
From net realized gains	—	(2,055,690)
Change in net assets resulting from distributions to shareholders	—	(4,399,553)
Change in net assets resulting from capital transactions	(6,225,286)	(7,123,857)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	17,392
Change in net assets	4,774,434	1,405,399
Net Assets:
Beginning of period	120,157,323	118,751,924
End of period	$124,931,757	$120,157,323
Accumulated net investment income	$1,098,694	$3,182
Capital Transactions:
Proceeds from shares issued	4,615,094	7,806,135
Distributions reinvested	—	4,399,553
Cost of shares redeemed	(10,840,380)	(19,329,545)
Change in net assets resulting from capital transactions	(6,225,286)	(7,123,857)
Share Transactions:
Issued	273,913	507,523
Reinvested	—	273,945
Redeemed	(639,299)	(1,261,587)
Change in Shares	(365,386)	(480,119)

See notes to financial statements.

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory S&P 500 Index VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$15.98	$14.84		$14.97	$13.43 (a)	$10.35	$9.12
Investment Activities:
Net investment income (loss)	0.15 (a)	0.28	(a)	0.27 (a)	0.24	0.23	0.20
Net realized and unrealized gains(losses) on investments	1.33	1.46		(0.12)	1.56	3.08	1.23
Total from Investment Activities	1.48	1.74		0.15	1.80	3.31	1.43
Distributions:
Net investment income	—	(0.32)		(0.28)	(0.26)	(0.23)	(0.20)
Net realized gains from investments	—	(0.28)		—	—	—	—
Total Distributions	—	(0.60)		(0.28)	(0.26)	(0.23)	(0.20)
Capital Contributions from Prior Custodian, Net (See Note 7)	—	—	(b)	—	—	—	—
Net Asset Value, End of Period	$17.46	$15.98		$14.84	$14.97	$13.43	$10.35
Total Return (c) (d)	9.26%	11.75	%(e)	1.03%	13.42%	32.01%	15.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$124,932	$120,157		$118,752	$129,723	$133,040	$112,834
Ratio of net expenses to average net assets (f)	0.28%	0.28%		0.28%	0.28%	0.28%	0.28%
Ratio of net investment income (loss) to average net assets (f)	1.77%	1.84%		1.75%	1.73%	1.80%	1.97%
Ratio of gross expenses to average net assets (f) (g)	0.38%	0.37%		0.39%	0.37%	0.36%	0.41%
Portfolio turnover (d)	2%	4%		3%	3%	2%	3%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(d)  Not annualized for periods less than one year.

(e)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.01% for the period shown. (See Note 7)

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory S&P 500 Index VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to track the investment performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which emphasizes securities issued by large U.S. companies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Common Stocks	$123,490,373	$—	$—	$—	$123,490,373	$—
U.S. Treasury Obligations	—	—	149,679	—	149,679	—
Collateral for Securities Loaned	250,778	—	—	—	250,778	—
Futures Contracts	—	(5,915)	—	—	—	(5,915)
Total	123,741,151	(5,915)	149,679	—	123,890,830	(5,915)

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$242,542	$242,542	$—	$8,236

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, for the six months ended June 30, 2017.

Assets	Liabilities
Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
$—	$(5,915)

*  Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on credit default swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and credit default swap agreements are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2017.

Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Net Realized Gains (Losses) on Futures Contracts	Change in Net Unrealized Appreciation/Depreciation on Future Contracts
$104,470	$(8,016)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$1,982,998	$7,158,667

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.25% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 0.28%.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/2019	Expires 12/31/2020
$36,542	$59,269

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. Prior to July 29, 2016, The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

The tax character of distributions paid during the most recent fiscal year ended December 31, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$2,343,863	$2,055,690	$—	$4,399,553

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$3,182	$288,728	$—	$65,140,743	$65,432,653

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$51,928,667	$26,281,556	$(6,365,551)	$19,916,005

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,092.60	$1.45	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,023.41	$1.40	0.28%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SPIVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	3
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information
Trustee and Officer Information	22
Proxy Voting and Form N-Q Information	25
Expense Examples	25
Portfolio Holdings	27

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.4%)
Argentina (1.1%):
Energy (0.6%):
Transportadora de Gas del Sur SA, ADR (b)	18,470	$306,787
Financials (0.5%):
Grupo Supervielle SA, ADR	15,426	278,902
		585,689
Brazil (7.3%):
Consumer Discretionary (1.1%):
Cvc Brasil Operadora E Agencia de Viagens SA	28,500	277,402
Grendene SA	40,200	309,483
		586,885
Consumer Staples (0.5%):
M Dias Branco SA	19,800	296,196
Financials (2.5%):
Banco Bradesco SA, ADR	124,471	1,058,004
BTG Pactual Group (b)	69,900	315,070
		1,373,074
Health Care (0.5%):
Qualicorp SA	28,900	251,718
Industrials (1.2%):
Azul SA, ADR (b)	16,396	345,628
EcoRodovias Infraestrutura e Logistica SA	102,700	321,218
		666,846
Materials (0.7%):
Vale SA, ADR	47,083	411,976
Utilities (0.8%):
Energisa SA	61,100	438,102
		4,024,797
China (23.9%):
Consumer Discretionary (1.5%):
China Yongda Automobiles Services Holdings Ltd. (c)	318,500	324,305
Tarena International, Inc., ADR	27,437	491,396
		815,701
Energy (1.5%):
China Petroleum & Chemical Corp., Class H	584,000	457,288
China Shenhua Energy Co. Ltd.	164,000	364,891
		822,179
Financials (7.0%):
Bank of China Ltd.	2,382,000	1,168,091
China Construction Bank Corp.	1,880,638	1,462,518

See notes to financial statements.

3

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Ping An Insurance Group Co. of China Ltd.	188,000	$1,238,471
		3,869,080
Industrials (2.0%):
China Communications Construction Co. Ltd.	389,000	501,070
Weichai Power Co. Ltd.	704,000	615,241
		1,116,311
Information Technology (11.1%):
Alibaba Group Holding Ltd., ADR (b)	18,462	2,601,296
Chinasoft International Ltd.	682,000	361,323
NetEase, Inc., ADR	2,093	629,218
Tencent Holdings Ltd.	58,030	2,081,891
YY, Inc., ADR (b)	7,593	440,622
		6,114,350
Materials (0.8%):
Anhui Conch Cement Co. Ltd.	130,500	453,547
		13,191,168
Cyprus (1.1%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	44,695	340,202
Information Technology (0.5%):
QIWI PLC, ADR	11,310	279,131
		619,333
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	13,773	299,760
Hong Kong (3.3%):
Consumer Discretionary (2.4%):
China Maple Leaf Educational Systems Ltd.	434,000	354,562
Haier Electronics Group Co. Ltd.	156,000	405,598
Man Wah Holdings Ltd.	282,800	253,869
Melco International Development Ltd.	124,000	331,756
		1,345,785
Health Care (0.7%):
CSPC Pharmaceutical Group Ltd.	244,000	356,400
Real Estate (0.2%):
Shimao Property Holdings, Ltd.	67,000	114,597
		1,816,782
Hungary (1.4%):
Energy (0.7%):
MOL Hungarian Oil & Gas PLC	4,503	353,895
Financials (0.7%):
OTP Bank Public Co. Ltd.	11,963	400,642
		754,537

See notes to financial statements.

4

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
India (8.2%):
Consumer Discretionary (1.2%):
Apollo Tyres Ltd.	84,954	$316,168
Exide Industries Ltd.	110,947	378,066
		694,234
Consumer Staples (1.1%):
ITC Ltd.	118,179	591,252
Energy (0.4%):
Oil & Natural Gas Corp. Ltd.	87,909	213,834
Financials (2.9%):
Bank of Baroda	128,782	321,766
Dewan Housing Finance Corp. Ltd.	40,283	272,414
Manappuram Finance Ltd.	183,143	277,374
Yes Bank Ltd.	31,736	718,035
		1,589,589
Industrials (1.0%):
Larsen & Toubro Ltd.	20,776	542,148
Information Technology (0.8%):
HCL Technologies Ltd.	32,555	428,568
Utilities (0.8%):
Power Grid Corp. of India Ltd.	137,165	446,687
		4,506,312
Indonesia (3.7%):
Energy (0.5%):
PT United Tractors TBK	137,400	282,851
Financials (1.8%):
PT Bank Rakyat Indonesia Persero TBK	569,500	649,941
PT Bank Tabungan Negara Persero TBK	1,716,500	335,341
		985,282
Industrials (0.4%):
PT Pembangunan Perumahan Persero TBK	954,900	223,949
Telecommunication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	1,633,800	554,929
		2,047,011
Korea, Republic Of (15.8%):
Consumer Discretionary (1.6%):
Mando Corp.	2,645	595,817
Shinsegae, Inc.	1,515	303,960
		899,777
Consumer Staples (0.4%):
GS Retail Co. Ltd.	5,331	240,429
Energy (0.6%):
SK Innovation Co. Ltd.	2,489	344,793

See notes to financial statements.

5

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (3.3%):
KB Financial Group, Inc.	17,369	$877,157
KIWOOM Securities Co. Ltd.	3,682	300,378
Shinhan Financial Group Co. Ltd.	14,527	626,907
		1,804,442
Industrials (1.6%):
Hyundai Construction Equipment Co. Ltd. (b)	1,694	509,429
Hyundai Engineering & Construction Co. Ltd.	8,868	357,336
		866,765
Information Technology (6.6%):
LG Innotek Co. Ltd.	2,090	301,581
Samsung Electronics Co. Ltd.	1,444	3,008,252
SFA Engineering Corp.	8,114	319,234
		3,629,067
Materials (1.7%):
LG Chem Ltd.	2,241	570,400
POSCO, ADR	5,607	350,942
		921,342
		8,706,615
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	11,435	321,209
Malaysia (2.1%):
Consumer Discretionary (0.7%):
Genting Malaysia BHD	293,900	376,740
Financials (1.0%):
Bursa Malaysia BHD	120,700	298,228
CIMB Group Holdings BHD	158,100	242,475
		540,703
Industrials (0.4%):
Pos Malaysia BHD	193,900	239,341
		1,156,784
Mexico (2.8%):
Consumer Staples (0.7%):
Coca-Cola Femsa, ADR	4,557	385,841
Financials (1.3%):
Grupo Financiero Banorte SAB de CV	115,323	731,807
Materials (0.8%):
Grupo Mexico SAB de CV, Series B	147,591	414,727
		1,532,375
Netherlands (0.5%):
Telecommunication Services (0.5%):
Veon Ltd., ADR	65,339	255,475

See notes to financial statements.

6

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Philippines (0.5%):
Consumer Discretionary (0.5%):
Bloomberry Resorts Corp. (b)	1,427,500	$261,466
Russian Federation (2.8%):
Consumer Staples (0.5%):
X5 Retail Group NV, Registered Shares, GDR (b)	8,224	284,723
Energy (0.9%):
LUKOIL PJSC, ADR	10,522	513,368
Financials (0.8%):
Sberbank of Russia PJSC, ADR	40,531	421,117
Industrials (0.6%):
Aeroflot — Russian Airlines PJSC (b)	97,200	322,809
		1,542,017
South Africa (5.0%):
Consumer Discretionary (2.5%):
Naspers Ltd.	6,965	1,372,834
Financials (1.5%):
Barclays Africa Group Ltd.	33,674	370,584
Capitec Bank Holdings Ltd.	7,700	488,939
		859,523
Industrials (0.5%):
KAP Industrial Holdings Ltd.	454,086	282,350
Materials (0.5%):
Sappi Ltd.	39,012	259,843
		2,774,550
Taiwan (11.9%):
Consumer Discretionary (0.4%):
Gourmet Master Co. Ltd.	22,055	237,763
Consumer Staples (0.7%):
TCI Co. Ltd. (b)	63,670	405,069
Financials (1.7%):
Chailease Holding Co. Ltd.	162,000	451,321
First Financial Holding Co. Ltd.	698,000	466,791
		918,112
Information Technology (8.3%):
All Ring Tech Co. Ltd.	108,000	205,397
ASPEED Technology, Inc.	15,000	333,170
Flexium Interconnect, Inc.	151,000	567,847
Hon Hai Precision Industry Co. Ltd.	321,000	1,234,083
Largan Precision Co. Ltd.	3,000	477,707
Taiwan Semiconductor Manufacturing Co. Ltd.	258,259	1,764,713
		4,582,917

See notes to financial statements.

7

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Formosa Plastics Corp.	148,000	$450,951
		6,594,812
Thailand (2.8%):
Consumer Discretionary (0.6%):
MC Group Public Co. Ltd.	600,100	323,599
Energy (0.8%):
PTT PCL	40,500	440,876
Financials (0.7%):
Krung Thai Bank PCL	746,800	413,087
Materials (0.7%):
The Siam Cement PCL	26,600	393,025
		1,570,587
Turkey (1.8%):
Consumer Discretionary (1.2%):
Arcelik AS	38,715	286,743
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	106,561	361,864
		648,607
Financials (0.6%):
Turkiye Garanti Bankasi AS	120,771	336,221
		984,828
United Arab Emirates (0.7%):
Real Estate (0.7%):
Emaar Properties PJSC	177,428	374,341
Uruguay (0.6%):
Consumer Discretionary (0.6%):
Arcos Dorados Holdings, Inc. (b)	42,109	313,712
Total Common Stocks (Cost $43,195,586)		54,234,160
Preferred Stocks (0.4%)
Brazil (0.4%):
Industrials (0.4%):
Randon SA Implementos e Participacoes (b)	170,100	236,229
Total Preferred Stocks (Cost $261,069)		236,229
Collateral for Securities Loaned (0.6%)
United States (0.6%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.86% (d)	265,485	265,485
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.82% (d)	49,803	49,803
Total Collateral for Securities Loaned (Cost $315,288)		315,288
Total Investments (Cost $43,771,943) — 99.4%		54,785,677
Other assets in excess of liabilities — 0.6%		346,296
NET ASSETS — 100.00%		$55,131,973

See notes to financial statements.

8

Victory Variable Insurance Funds Victory Sophus Emerging Markets VIP Series	Schedule of Portfolio Investments — continued June 30, 2017

  (Unaudited)

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Argentina, Brazil, Mexico and Uruguay were fair valued as of June 30, 2017. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2017.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

9

Victory Variable Insurance Funds	Statement of Assets and Liabilities June 30, 2017

  (Unaudited)

	Victory Sophus Emerging Markets VIP Series
ASSETS:
Investments, at value (Cost $43,771,943)	$54,785,677	(a)
Foreign currency, at value (Cost $27,301)	27,141
Cash and cash equivalents	547,053
Interest and dividends receivable	306,301
Receivable for capital shares issued	9,912
Receivable for investments sold	116,922
Reclaims receivable	1,470
Prepaid expenses	1,643
Total Assets	55,796,119
LIABILITIES:
Collateral for securities loaned	315,288
Accrued foreign capital gains taxes	5,982
Payable for capital shares redeemed	284,714
Accrued expenses and other payables:
Investment advisory fees	45,429
Administration fees	2,654
Custodian fees	6,751
Other accrued expenses	3,328
Total Liabilities	664,146
NET ASSETS:
Capital	44,940,713
Accumulated net investment income	803,413
Accumulated net realized losses from investments	(1,620,116)
Net unrealized appreciation on investments	11,007,963
Net Assets	$55,131,973
Shares (unlimited number of shares authorized with a par value of $0.001 per share):	3,434,719
Net asset value:	$16.05

(a)  Includes $291,874 of securities on loan.

See notes to financial statements.

10

Victory Variable Insurance Funds	Statement of Operations For the Six Months Ended June 30, 2017

  (Unaudited)

Victory Sophus Emerging Markets VIP Series
Investment Income:
Dividend income	$728,230
Interest income	1,244
Securities lending income	2,040
Foreign tax withholding	(64,000)
Total Income	667,514
Expenses:
Investment advisory fees	266,009
Administration fees	16,210
Custodian fees	37,544
Transfer agent fees	416
Trustees' fees	1,837
Chief Compliance Officer fees	123
Legal and audit fees	7,616
Commitment fees on line of credit	18
Printing fees	5,132
Other expenses	7,852
Total Expenses	342,757
Net Investment Income	324,757
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions and foreign currency translations	3,476,706
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,206,930
Net change in accumulated foreign capital gains taxes on appreciated securities	2,458
Net realized/unrealized gains on investments	9,686,094
Change in net assets resulting from operations	$10,010,851

See notes to financial statements.

11

Victory Variable Insurance Funds	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(unaudited)
From Investment Activities:
Operations:
Net investment income	$324,757	$478,078
Net realized gains/losses from investment transactions	3,476,706	(2,033,301)
Net change in unrealized appreciation/depreciation on investments	6,209,388	6,266,715
Change in net assets resulting from operations	10,010,851	4,711,492
Distributions to Shareholders:
From net investment income	—	(422,116)
Change in net assets resulting from distributions to shareholders	—	(422,116)
Change in net assets resulting from capital transactions	(3,513,007)	(4,545,138)
Capital Contribution from Prior Custodian, Net (See Note 7)	—	463,952
Change in net assets	6,497,844	208,190
Net Assets:
Beginning of period	48,634,129	48,425,939
End of period	$55,131,973	$48,634,129
Accumulated net investment income	$803,413	$478,656
Capital Transactions:
Proceeds from shares issued	$1,938,871	$6,115,747
Distributions reinvested	—	422,116
Cost of shares redeemed	(5,451,878)	(11,083,001)
Change in net assets resulting from capital transactions	$(3,513,007)	$(4,545,138)
Share Transactions:
Issued	128,667	475,065
Reinvested	—	32,198
Redeemed	(361,188)	(879,591)
Change in Shares	(232,521)	(372,328)

See notes to financial statements.

12

Victory Variable Insurance Funds	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets VIP Series
	Six Months Ended June 30, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$13.26	$11.99		$13.81	$14.79	$18.02	$16.56
Investment Activities:
Net investment income (loss)	0.09 (a)	0.12	(a)	0.13 (a)	0.14	0.14	0.09
Net realized and unrealized gains (losses) on investments	2.70	1.14		(1.89)	(0.70)	(0.94)	2.15
Total from Investment Activities	2.79	1.26		(1.76)	(0.56)	(0.80)	2.24
Distributions:
Net investment income	—	(0.12)		(0.06)	(0.15)	(0.04)	(0.13)
Net realized gains from investments	—	—		—	(0.27)	(2.51)	(0.65)
Total Distributions	—	(0.12)		(0.06)	(0.42)	(2.55)	(0.78)
Increase from Contribution by Adviser	—	—		—	—	0.12	—
Capital Contributions from Prior Custodian, Net (See Note 7)	—	0.13		—	—	—	—
Net Asset Value, End of Period	$16.05	$13.26		$11.99	$13.81	$14.79	$18.02
Total Return (b) (c)	21.04%	11.57	%(d)	(12.74)%	(3.71)%	(3.47)%	13.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$55,132	$48,634		$48,426	$62,782	$74,908	$92,080
Ratio of net expenses to average net assets (e)	1.29%	1.34%		1.35%	1.35%	1.33%	1.27%
Ratio of net investment income (loss) to average net assets (e)	1.22%	0.98%		0.92%	0.94%	0.91%	0.66%
Ratio of gross expenses to average net assets (e) (f)	1.29%	1.35%		1.35%	1.35%	1.33%	1.27%
Portfolio turnover (c)	52%	102%		123%	135%	248%	47%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.95% for the period shown. (See Note 7)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

13

Victory Variable Insurance Funds	Notes to Financial Statements June 30, 2017

  (Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the Victory Sophus Emerging Markets VIP Series (the "Fund"). The Fund offers a single class of shares: Class I Shares. Sales of shares of the Fund may only be made to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. ("GIAC") that fund certain variable annuity and variable life insurance contracts issued by GIAC. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America ("Guardian Life"). The Fund seeks to provide long-term capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

14

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's net asset value is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments:

	Level 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Common Stocks	$13,385,273	$40,848,887	$54,234,160
Preferred Stocks	236,229	—	236,229
Collateral for Securities Loaned	315,288	—	315,288
Total	$13,936,790	$40,848,887	$54,785,677

A transfer of $1,576,468 occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments and foreign currency translations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from securities transactions and foreign currency translations on the Statement of Operations.

15

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

16

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund's securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of June 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received	Net Amount
$291,874	$291,874	$—	$23,414

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security

17

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund:

Purchases	Sales
$27,001,256	$30,009,155

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 1.00% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement effective as of November 7, 2016, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220,000 annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

18

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

Effective August 1, 2016, the Adviser has entered into an expense limitation agreement with the Fund until at least July 29, 2018. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limitation agreement. As of June 30, 2017, the expense limit is 1.35%.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2017, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Expires 12/31/19
$8,198

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Advisor, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line

19

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Capital Contribution from Prior Custodian:

The Fund received notification from its prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014, the end of the Fund's contract with State Street. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Fund was accounted for as a capital contribution and is reflected on the Statements of Changes in Net Assets and the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

8.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

Year Ended December 31, 2016
Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
$422,116	$—	$—	$422,116

20

Victory Variable Insurance Funds	Notes to Financial Statements — continued June 30, 2017

  (Unaudited)

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
$478,656	$—	$(4,944,758)	$4,646,511	$180,409

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$43,909,081	$11,595,828	$(719,232)	$10,876,596

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
GIAC	100%

10.  Investment Company Modernization

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

21

Victory Variable Insurance Funds	Supplemental Information June 30, 2017

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 70	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 63	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
22

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

23

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006 - May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

24

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,210.40	$7.07	1.29%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

25

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000.00	$1,018.40	$6.46	1.29%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

26

Victory Variable Insurance Funds	Supplemental Information — continued June 30, 2017

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

27

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VVIF-RS-SEMVIP-SAR  (6/17)

June 30, 2017

Semi Annual Report

Victory Variable Insurance Funds

Diversified Stock Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Variable Insurance Funds

Financial Statements
Schedule of Portfolio Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information
Trustee and Officer Information	14
Proxy Voting and Form N-Q Information	16
Expense Examples	16
Portfolio Holdings	17

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Variable Insurance Diversified Stock Fund.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

Victory Variable Insurance Funds  Schedule of Portfolio Investments

Victory Variable Insurance Diversified Stock Fund  June 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%):
Consumer Discretionary (12.8%):
Amazon.com, Inc. (a)	640	$620
Big Lots, Inc.	8,225	397
Comcast Corp., Class A	12,695	494
D.R. Horton, Inc.	14,450	500
LCI Industries	2,010	206
Lear Corp.	1,605	228
Lowe's Co., Inc.	6,830	530
Magna International, Inc., ADR	5,350	248
PulteGroup, Inc.	21,015	514
The Children's Place, Inc.	1,930	197
Thor Industries, Inc.	4,565	477
		4,411
Consumer Staples (5.2%):
Philip Morris International, Inc.	5,545	651
Pinnacle Foods, Inc.	6,240	371
The Coca-Cola Co.	8,125	364
Wal-Mart Stores, Inc.	5,365	406
		1,792
Energy (1.2%):
Diamondback Energy, Inc. (a)	2,320	206
Schlumberger Ltd.	3,340	220
		426
Financials (20.4%):
Ameriprise Financial, Inc.	1,855	236
Bank of America Corp.	17,070	414
Berkshire Hathaway, Inc., Class B (a)	3,125	529
Chubb Ltd.	4,655	677
Credit Acceptance Corp. (a)	750	193
Essent Group Ltd. (a)	10,950	407
JPMorgan Chase & Co.	6,120	559
Morgan Stanley	16,635	742
Northern Trust Corp.	3,795	369
Primerica, Inc.	5,390	408
Raymond James Financial, Inc.	6,325	507
The Bank of New York Mellon Corp.	11,835	604
Wells Fargo & Co.	6,705	372
Western Alliance BanCorp (a)	10,070	495
Zions BanCorp	12,135	533
		7,045
Health Care (15.6%):
Allergan PLC	1,560	379
Baxter International, Inc.	9,390	568
Celgene Corp. (a)	4,260	553
Danaher Corp.	6,860	579
Eli Lilly & Co.	4,555	375
Gilead Sciences, Inc.	5,300	375
HCA Holdings, Inc. (a)	2,925	255
McKesson Corp.	2,280	375
Medtronic PLC	4,080	362
Pfizer, Inc.	23,185	780
UnitedHealth Group, Inc.	4,195	778
		5,379

See notes to financial statements.
2

Victory Variable Insurance Funds  Schedule of Portfolio Investments — continued

Victory Variable Insurance Diversified Stock Fund  June 30, 2017

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (7.9%):
Alaska Air Group, Inc.	2,310	$207
Deere & Co.	2,380	294
FedEx Corp.	2,800	609
General Dynamics Corp.	3,445	682
Masco Corp.	13,560	519
Universal Forest Products, Inc.	4,765	416
		2,727
Information Technology (28.8%):
Alphabet, Inc., Class C (a)	1,587	1,441
Apple, Inc.	8,950	1,289
Applied Materials, Inc.	5,355	221
Broadcom Ltd.	990	231
Facebook, Inc., Class A (a)	5,690	859
Lam Research Corp.	1,570	222
Microsoft Corp.	18,905	1,303
NetEase, Inc., ADR	1,655	498
PayPal Holdings, Inc. (a)	12,275	659
Sanmina Corp. (a)	10,080	384
Skyworks Solutions, Inc.	4,620	443
SYNNEX Corp.	3,995	479
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,665	233
Tech Data Corp. (a)	4,760	481
Texas Instruments, Inc.	2,920	225
Visa, Inc., Class A	7,570	710
YY, Inc., ADR (a)	3,685	214
		9,892
Materials (3.0%):
Avery Dennison Corp.	5,770	510
Praxair, Inc.	3,880	514
		1,024
Real Estate (3.3%):
American Tower Corp.	3,365	445
CBRE Group, Inc., Class A (a)	19,305	703
		1,148
Total Common Stocks (Cost $28,744)		33,844
Exchange Traded Funds (1.4%):
SPDR S&P 500 ETF Trust	2,010	486
Total Exchange Traded Fund (Cost $485)		486
Total Investments (Cost $29,229) — 99.6%		34,330
Other assets in excess of liabilities — 0.4%		153
NET ASSETS — 100.0%		$34,483

(a)  Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.
3

  Statement of Assets and Liabilities

Victory Variable Insurance Funds  June 30, 2017

(Amounts in Thousands, Except for Share Amounts)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
ASSETS:
Investments, at value (Cost $29,229)	$34,330
Cash and cash equivalents	343
Dividends receivable	53
Prepaid expenses	2
Total Assets	34,728
LIABILITIES:
Payable for investments purchased	153
Payable for capital shares redeemed	22
Accrued expenses and other payables:
Investment advisory fees	9
Administration fees	2
Contract owner fees	18
Custodian fees	4
Transfer agent fees	—	(a)
Chief Compliance Officer fees	1
Trustees' fees	1
12b-1 fees	4
Other accrued expenses	31
Total Liabilities	245
NET ASSETS:
Capital	27,188
Accumulated net investment income	15
Accumulated net realized gains from investments	2,179
Net unrealized appreciation on investments	5,101
Net Assets	$34,483
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	2,676
Net asset value, offering price & redemption price per share	$12.89

(a)  Round to less than $1.

See notes to financial statements.
4

  Statement of Operations

Victory Variable Insurance Funds  For the Six Months Ended June 30, 2017

(Amounts in Thousands)  (Unaudited)

	Victory Variable Insurance Diversified Stock Fund
Investment Income:
Interest	$2
Dividend income	329
Total Income	331
Expenses:
Investment advisory fees	51
Administration fees	10
Contract owner fees	42
12b-1 fees	43
Custodian fees	4
Transfer agent fees	—	(a)
Trustees' fees	2
Chief Compliance Officer fees	—	(a)
Legal and audit fees	3
Insurance fees	2
Other expenses	9
Total Expenses	166
Net Investment Income	165
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	1,729
Net change in unrealized appreciation/depreciation on investments	635
Net realized/unrealized gains on investments	2,364
Change in net assets resulting from operations	$2,529

(a)  Rounds to less than $1.

See notes to financial statements.
5

Victory Variable Insurance Funds   Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$165	$383
Net realized gains from investment transactions	1,729	528
Net change in unrealized appreciation/depreciation on investments	635	419
Change in net assets resulting from operations	2,529	1,330
Distributions to Shareholders:
From net investment income	(167)	(362)
From net realized gains on investments	—	(2,835)
Change in net assets resulting from distributions to shareholders	(167)	(3,197)
Change in net assets resulting from capital transactions	(1,866)	(2,587)
Change in net assets	496	(4,454)
Net Assets:
Beginning of period	33,987	38,441
End of period	$34,483	$33,987
Accumulated net investment income	$15	$17
Capital Transactions:
Proceeds from shares issued	$568	$1,449
Dividends reinvested	167	3,197
Cost of shares redeemed	(2,601)	(7,233)
Change in net assets resulting from capital transactions	$(1,866)	$(2,587)
Share Transactions:
Issued	45	116
Reinvested	13	264
Redeemed	(207)	(571)
Change in Shares	(149)	(191)

See notes to financial statements.
6

Victory Variable Insurance Funds  Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Variable Insurance Diversified Stock Fund
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
	(Unaudited)
Net Asset Value, Beginning of Period	$12.03	$12.75	$15.15	$13.87	$10.42	$9.05
Investment Activities:
Net investment income (loss)	0.06 (a)	0.13 (a)	0.09	0.13	0.08	0.10
Net realized and unrealized gains (losses) on investments	0.86	0.37	(0.53)	1.28	3.45	1.37
Total from Investment Activities	0.92	0.50	(0.44)	1.41	3.53	1.47
Distributions to Shareholders:
Net investment income	(0.06)	(0.13)	(0.09)	(0.13)	(0.08)	(0.10)
Net realized gains from investments	—	(1.09)	(1.87)	—	—	—
Total Distributions to Shareholders	(0.06)	(1.22)	(1.96)	(0.13)	(0.08)	(0.10)
Net Asset Value, End of Period	$12.89	$12.03	$12.75	$15.15	$13.87	$10.42
Total Return (b) (c)	7.59%	3.90%	(3.11)%	10.20%	33.93%	16.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,483	$33,987	$38,441	$48,524	$47,668	$33,090
Ratio of net expenses to average net assets (d)	0.97%	1.08%	1.14%	1.16%	1.16%	1.19%
Ratio of net investment income (loss) to average net assets (d)	0.96%	1.06%	0.56%	0.89%	0.67%	0.96%
Portfolio turnover (c)	63%	86%	78%	70%	82%	96%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.

(c)  Not annualized for periods less than a year.

(d)  Annualized for periods less than a year.

See notes to financial statements.
7

  Notes to Financial Statements

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

1.  Organization:

Victory Variable Insurance Funds (the "Trust") was organized on February 11, 1998 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company, and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of nine funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001.

The accompanying financial statements are those of the Victory Variable Insurance Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. Sales of shares of the Fund may only be made to separate accounts of various life insurance companies. The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended June 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

A summary of the valuations as of June 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments

	LEVEL 1 — Quoted Prices	Total
Common Stocks	$33,844	$33,844
Exchange Traded Funds	486	486
Total	$34,330	$34,330

There were no transfers between Level 1 and Level 2 as of June 30, 2017.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank N.A ("Citibank" or the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund's Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund's Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

As of June 30, 2017, the Fund had no securities on loan.

9

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund jointly with an affiliated trust, are allocated among the Fund and respective funds in the affiliated trust based upon net assets or another appropriate basis.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the six months ended June 30, 2017, the Fund did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2017 were as follows for the Fund (in thousands):

Purchases	Sales
$21,199,386	$21,931,972

There were no purchases or sales of U.S. Government Securities during the period.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.30% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts. Prior to November 7, 2016, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts, 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

10

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Effective July 1, 2017, Colin Kinney serves as the Trust's Chief Compliance Officer ("CCO"). The CCO is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to Provide Compliance Services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services. Prior to July 1, 2017, EJV Financial Services LLC served as the Trust's CCO. Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Portfolios II and Victory Institutional Funds (collectively, the "Victory Trusts") paid EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Morrison & Foerster LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The Distributor may pay a 12b-1 fee to life insurance companies for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Fund, which services are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies. The Distributor re-allowed all except for approximately $436 to life insurance companies to provide these services.

The Fund has entered into Contract Owner Administrative Services Agreements with certain contract owner servicing agents. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Fund, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)

The Adviser, Citi, or other service providers, may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

Certain officers and/or interested trustees of the Funds are also officers of the Adviser, Administrator and Fund Accountant, Legal and CCO.

5.  Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund's shares. An investment in the Fund's shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund's distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund's adviser to be of comparable quality.

11

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

6.  Borrowing and Interfund Lending:

Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund, a series of Victory Portfolios, with that Fund paying the related commitment fees for that amount. Prior to July 29, 2016, the Victory Trusts could borrow up to $100 million, of which $50 million was committed and $50 million was uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. Prior to July 29, 2016, Citibank received an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. The agreement was subsequently amended on July 28, 2017 with a new termination date of July 27, 2018. For the six months ended June 30, 2017, Citibank earned approximately $74,384 for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

There were no loans for the Fund during the six months ended June 30, 2017.

Interfund Lending:

The Trust and Adviser received an exemptive order granted by the SEC on March 28, 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Board approved the Interfund Lending Policy and Procedures relating to the Facility on May 24, 2017. The Facility allows the Funds to directly lend and borrow money to or from any Victory fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

As of June 30, 2017, the Facility was not yet in operations and the Fund had no outstanding loans to or from another Fund under this Facility.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2017.

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Year Ended December 31, 2016 Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$483	$2,714	$3,197

As of the most recent tax year ended December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumlated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
$17	$518	$—	$—	$—	$4,398	$4,933

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended December 31, 2016, the Fund did not utilize any capital loss carryforwards.

12

  Notes to Financial Statements — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

As of June 30, 2017, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$29,236	$5,395	$(301)	$5,094

8.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2017, the shareholders listed below held more than 25% of the shares outstanding of the Fund and may be deemed to control the Fund.

Shareholder	Percent
NYLIAC	90.9%

9.  Investment Company Modernization:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund's financial statements. The adoption will have no effect on the Fund's net assets or results of operations.

10.  Subsequent Events:

The Fund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Fund's financial statements.

13

  Supplemental Information

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees nine portfolios in the Trust, one portfolio in Victory Institutional Funds, 46 portfolios in Victory Portfolios and 23 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Variable Insurance Funds, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D.T. Andrews, 69	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 66*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 64	Trustee	February 2015	Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 60*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 56	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	February 1998	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 45**	Trustee	May 2008

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-July 2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

14

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 48	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 48	Treasurer**	May 2006-May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Allan Shaer, 52	Treasurer	May 2017	Senior Vice President, Citi Investor Services (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Edward J. Veilleux, 74	Chief Compliance Officer***	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 57	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP.

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

**  On May 24, 2017, Mr. Sabato resigned his position with the Trust.

***  On July 1, 2017, Edward J. Veilleux resigned his position and Colin Kinney accepted the position with the Trust.

15

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent six months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of Schedules of Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000	$1,075.90	$4.99	0.97%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period* 1/1/17-6/30/17	Annualized Expense Ratio During Period 1/1/17-6/30/17
$1,000	$1,019.98	$4.86	0.97%

*Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

16

  Supplemental Information — continued

Victory Variable Insurance Funds  June 30, 2017

(Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

17

Visit our web site at: www.vcm.com	Call Victory at: 800-539-FUND (800-539-3863)

VF-VIDS-SAR (06/17)

Item 2.  Code of Ethics.

Not applicable — only for annual reports.

Item 3.  Audit Committee Financial Experts.

Not applicable — only for annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s / Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	August 29, 2017

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2017